================================================================================

                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C. 20549

                                    FORM N-Q

  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT
                                    COMPANY

                  Investment Company Act file number 811-3420

                          Oppenheimer Integrity Funds
               --------------------------------------------------
               (Exact name of registrant as specified in charter)

             6803 South Tucson Way, Centennial, Colorado 80112-3924
             ------------------------------------------------------
              (Address of principal executive offices)  (Zip code)

                               Arthur S. Gabinet
                             OppenheimerFunds, Inc.
           Two World Financial Center, New York, New York 10281-1008
           ---------------------------------------------------------
                    (Name and address of agent for service)

       Registrant's telephone number, including area code: (303) 768-3200

                      Date of fiscal year end: December 31

                      Date of reporting period: 3/30/2012

================================================================================

ITEM 1. SCHEDULE OF INVESTMENTS.

Oppenheimer Core Bond Fund
STATEMENT OF INVESTMENTS March 30, 2012* (Unaudited)

                                                                                     Principal
                                                                                       Amount         Value
--------------------------------------------------------------------------------------------------------------
ASSET-BACKED SECURITIES-9.9%
AESOP Funding II LLC, Automobile  Receivables Nts., Series
2011-1A, Cl. A, 1.85%, 11/20/13(1)                                                 $   1,460,000   $ 1,464,584
--------------------------------------------------------------------------------------------------------------
Ally Master Owner Trust 2010-1, Asset-Backed Certificates,
Series 2010-1, Cl. A, 1.992%, 1/15/15(1,2)                                             1,245,000     1,259,776
--------------------------------------------------------------------------------------------------------------
Ally Master Owner Trust 2010-3, Asset-Backed Certificates,
Series 2010-3, Cl. A, 2.88%, 4/15/15(1)                                                4,595,000     4,678,645
--------------------------------------------------------------------------------------------------------------
Ally Master Owner Trust, Asset-Backed Nts., Series 2011-1,
Cl. A2, 2.15%, 1/15/16                                                                 1,595,000     1,629,639
--------------------------------------------------------------------------------------------------------------
Ally Master Owner Trust, Automobile Receivables Nts., Series
2011-4, Cl. A2, 1.54%, 9/15/16                                                         3,295,000     3,317,670
--------------------------------------------------------------------------------------------------------------
AmeriCredit Automobile Receivables Trust 2009-1,
Automobile Receivables-Backed Nts., Series 2009-1, Cl. A3, 3.04%, 10/15/13               184,359       185,103
--------------------------------------------------------------------------------------------------------------
AmeriCredit Automobile Receivables Trust 2010-1, Automobile
Receivables-Backed Nts., Series 2010-1, Cl. D, 6.65%, 7/17/17                          1,995,000     2,173,878
--------------------------------------------------------------------------------------------------------------
AmeriCredit Automobile Receivables Trust 2010-2, Automobile Receivables-
Backed Nts.:
Series 2010-2, Cl. C, 4.52%, 10/8/15                                                   2,800,000     2,946,063
Series 2010-2, Cl. D, 6.24%, 6/8/16                                                    1,670,000     1,830,572
--------------------------------------------------------------------------------------------------------------
AmeriCredit Automobile Receivables Trust 2010-3,
Automobile Receivables-Backed Nts., Series 2010-3, Cl. A2, 0.77%, 12/9/13                865,641       865,874
--------------------------------------------------------------------------------------------------------------
AmeriCredit Automobile Receivables Trust 2010-4,
Automobile Receivables-Backed Nts., Series 2010-4, Cl. D, 4.20%, 11/8/16               4,965,000     5,214,142
--------------------------------------------------------------------------------------------------------------
AmeriCredit Automobile Receivables Trust 2011-1,
Automobile Receivables-Backed Nts., Series 2011-1, Cl. D, 4.26%, 2/8/17                  720,000       757,927
--------------------------------------------------------------------------------------------------------------
AmeriCredit Automobile Receivables Trust 2011-2,
Automobile Receivables-Backed Nts.:
Series 2011-2, Cl. A3, 1.61%, 10/8/15                                                    675,000       680,841
Series 2011-2, Cl. B, 2.33%, 3/8/16                                                    2,817,000     2,865,349
Series 2011-2, Cl. D, 4%, 5/8/17                                                       2,560,000     2,686,956
--------------------------------------------------------------------------------------------------------------
AmeriCredit Automobile Receivables Trust 2011-4,
Automobile Receivables-Backed Nts., Series 2011-4, Cl. D, 4.08%, 7/10/17               3,995,000     3,999,952
--------------------------------------------------------------------------------------------------------------
AmeriCredit Automobile Receivables Trust 2011-5,
Automobile Receivables-Backed Nts.:
Series 2011-5, Cl. D, 1.55%, 7/8/16                                                    2,515,000     2,541,802
Series 2011-5, Cl. D, 5.05%, 12/8/17                                                   2,760,000     2,872,164
--------------------------------------------------------------------------------------------------------------
AmeriCredit Prime Automobile Receivables Trust 2010-2,
Automobile Receivables Nts., Series 2010-2, Cl. A2, 1.22%, 10/8/13                           825           825
--------------------------------------------------------------------------------------------------------------
Avis Budget Rental Car Funding AESOP LLC, Automobile
Receivable Nts.:
Series 2011-2A, Cl. A, 2.37%, 11/20/14(1)                                              2,975,000     3,020,513
Series 2012-1A, Cl. A, 2.044%, 8/20/16(1)                                              2,235,000     2,240,453
--------------------------------------------------------------------------------------------------------------
Centre Point Funding LLC, Asset-Backed Nts., Series 2010-1A,
Cl. 1, 5.43%, 7/20/15(1)                                                                 566,659       594,023
--------------------------------------------------------------------------------------------------------------

1 | Oppenheimer Core Bond Fund

Oppenheimer Core Bond Fund
STATEMENT OF INVESTMENTS March 30, 2012* (Unaudited)

                                                                                     Principal
                                                                                       Amount         Value
--------------------------------------------------------------------------------------------------------------
Citibank Credit Card Issuance Trust, Credit Card Receivable
Nts., Series 2003-C4, Cl. C4, 5%, 6/10/15                                          $     460,000   $   479,987
--------------------------------------------------------------------------------------------------------------
Citibank Omni Master Trust, Credit Card Receivables:
Series 2009-A13, Cl. A13, 5.35%, 8/15/18(1)                                            5,555,000     6,100,649
Series 2009-A17, Cl. A17, 4.90%, 11/15/18(1)                                           4,790,000     5,247,992
--------------------------------------------------------------------------------------------------------------
CNH Wholesale Master Note Trust 2011-1, Equipment Nts.,
Series 2011-1, Cl. 1A, 1.042%, 1/20/41(2)                                              1,945,000     1,946,762
--------------------------------------------------------------------------------------------------------------
Credit Acceptance Auto Loan Trust, Automobile Receivable
Nts., Series 2012-1A, Cl. A, 2.20%, 9/16/19(1)                                         1,675,000     1,674,665
--------------------------------------------------------------------------------------------------------------
DSC Floorplan Master Owner Trust, Automobile Receivable
Nts., Series 2011-1, Cl. A, 3.91%, 3/15/16                                             2,440,000     2,476,136
--------------------------------------------------------------------------------------------------------------
DT Auto Owner Trust 2009-1, Automobile Receivable Nts.,
Series 2009-1, Cl. A1, 2.98%, 10/15/15(1)                                                702,552       704,952
--------------------------------------------------------------------------------------------------------------
DT Auto Owner Trust 2011-1A, Automobile Receivable Nts.,
Series 2011-1A, Cl. C, 3.05%, 8/15/15(1)                                               3,420,000     3,430,770
--------------------------------------------------------------------------------------------------------------
DT Auto Owner Trust 2011-2A, Automobile Receivable Nts.,
Series 2011-2A, Cl. C, 3.05%, 7/15/13(1)                                                 850,000       849,577
--------------------------------------------------------------------------------------------------------------
DT Auto Owner Trust 2011-3A, Automobile Receivable Nts.,
Series 2011-3A, Cl. C, 4.03%, 12/15/41(1)                                              2,775,000     2,777,830
--------------------------------------------------------------------------------------------------------------
Exeter Automobile Receivables Trust, Automobile Receivable
Nts., Series 2012-1A, Cl. A, 2.02%, 8/15/16(3)                                         2,346,136     2,345,643
--------------------------------------------------------------------------------------------------------------
First Investors Auto Owner Trust 2011-1, Automobile
Receivable Nts., Series 2011-1, Cl. A2, 1.47%, 3/16/15                                 1,423,779     1,422,922
--------------------------------------------------------------------------------------------------------------
Ford Credit Floorplan Master Owner Trust 2011-1, Asset-
Backed Nts., Series 2011-1, Cl. A1, 2.12%, 2/15/16                                     2,940,000     3,008,892
--------------------------------------------------------------------------------------------------------------
Ford Credit Floorplan Master Owner Trust, Automobile
Receivable Nts., Series 2012-1, Cl. A, 0.712%, 1/15/16(2)                              4,475,000     4,492,235
--------------------------------------------------------------------------------------------------------------
GE Dealer Floorplan Master Note Trust, Asset-Backed
Securities, Series 2009-2A, Cl. A, 2.024%, 10/20/14(1,2)                                 915,000       922,463
--------------------------------------------------------------------------------------------------------------
Hertz Vehicle Financing LLC, Automobile Receivable Nts.,
Series 2010-1A, Cl. A1, 2.60%, 2/25/15(1)                                              2,900,000     2,952,835
--------------------------------------------------------------------------------------------------------------
MBNA Credit Card Master Note Trust, Credit Card
Receivables, Series 2003-C7, Cl. C7, 1.592%, 3/15/16(2)                                2,900,000     2,922,036
--------------------------------------------------------------------------------------------------------------
Rental Car Finance Corp., Automobile Receivable Nts., Series
2011-1A, Cl. A1, 2.51%, 2/25/16(1)                                                     2,155,000     2,157,446
--------------------------------------------------------------------------------------------------------------
Santander Drive Auto Receivables Trust 2010-2, Automobile
Receivables Nts., Series 2010-2, Cl. A2, 0.95%, 8/15/13                                  621,602       621,732
--------------------------------------------------------------------------------------------------------------
Santander Drive Auto Receivables Trust 2010-3, Automobile
Receivables Nts., Series 2010-3, Cl. C, 3.06%, 11/15/17                                2,950,000     2,959,139
--------------------------------------------------------------------------------------------------------------
Santander Drive Auto Receivables Trust 2010-A, Automobile
Receivables Nts.:
Series 2010-A, Cl. A2, 1.37%, 8/15/13(1)                                                 782,224       783,474
Series 2010-A, Cl. A3, 1.83%, 11/17/14(1)                                              5,470,000     5,510,295
--------------------------------------------------------------------------------------------------------------
Santander Drive Auto Receivables Trust 2011-1, Automobile
Receivables Nts., Series 2011-1, Cl. D, 4.01%, 2/15/17                                 2,880,000     2,892,590
--------------------------------------------------------------------------------------------------------------
Santander Drive Auto Receivables Trust 2011-4, Automobile
Receivables Nts., Series 2011-4, Cl. A3, 1.64%, 9/15/15                                1,665,000     1,669,936
--------------------------------------------------------------------------------------------------------------
Santander Drive Auto Receivables Trust 2011-S1A,
Automobile Receivables Nts., Series 2011-S1A, Cl. D, 3.10%, 5/15/17(3)                 2,648,519     2,642,321
--------------------------------------------------------------------------------------------------------------

2 | Oppenheimer Core Bond Fund

Oppenheimer Core Bond Fund
STATEMENT OF INVESTMENTS March 30, 2012* (Unaudited)

                                                                                     Principal
                                                                                       Amount         Value
--------------------------------------------------------------------------------------------------------------
Santander Drive Auto Receivables Trust 2011-S2A,
Automobile Receivables Nts., Series 2011-S2A, Cl. D, 3.35%, 6/15/17(1)             $   2,177,699   $ 2,174,977
--------------------------------------------------------------------------------------------------------------
Santander Drive Auto Receivables Trust 2012-1, Automobile
Receivables Nts., Series 2012-1, Cl. A2, 1.25%, 4/15/15                                2,240,000     2,240,358
--------------------------------------------------------------------------------------------------------------
Santander Drive Auto Receivables Trust 2012-2, Automobile
Receivables Nts., Series 2012-2, Cl. D, 5%, 2/15/18                                    3,345,000     3,352,694
--------------------------------------------------------------------------------------------------------------
Westlake Automobile Receivables Trust 2011-1, Automobile
Receivables Nts., Series 2011-1, Cl. A3, 1.49%, 6/16/14(1)                             1,285,000     1,287,953
                                                                                                  ------------
Total Asset-Backed Securities (Cost $119,174,723)                                                  119,876,012
--------------------------------------------------------------------------------------------------------------
MORTGAGE-BACKED OBLIGATIONS-62.3%
--------------------------------------------------------------------------------------------------------------
GOVERNMENT AGENCY-50.0%
--------------------------------------------------------------------------------------------------------------
FHLMC/FNMA/FHLB/Sponsored-49.6%
Federal Home Loan Mortgage Corp.:
4.50%, 4/1/42(4)                                                                      22,100,000    23,439,813
5.50%, 9/1/39                                                                          6,656,227     7,250,054
6%, 5/15/18-11/1/37                                                                    1,820,245     2,013,006
6.50%, 4/15/18-4/1/34                                                                  1,972,413     2,173,340
7%, 7/15/21-10/1/37                                                                    8,165,245     9,546,923
8%, 4/1/16                                                                               146,832       158,759
9%, 4/14/17-5/1/25                                                                        53,772        62,009
12.50%, 5/15/14                                                                              119           120
--------------------------------------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp., Gtd. Real Estate Mtg.
Investment Conduit Multiclass Pass-Through Certificates:
Series 151, Cl. F, 9%, 5/15/21                                                            15,012        17,422
Series 1590, Cl. IA, 1.30%, 10/15/23(2)                                                2,152,025     2,200,617
Series 2034, Cl. Z, 6.50%, 2/15/28                                                        16,377        18,781
Series 2043, Cl. ZP, 6.50%, 4/15/28                                                    2,221,946     2,587,579
Series 2046, Cl. G, 6.50%, 4/15/28                                                     1,309,908     1,501,371
Series 2053, Cl. Z, 6.50%, 4/15/28                                                        16,327        18,727
Series 2063, Cl. PG, 6.50%, 6/15/28                                                    1,108,789     1,272,107
Series 2145, Cl. MZ, 6.50%, 4/15/29                                                      417,196       476,170
Series 2148, Cl. ZA, 6%, 4/15/29                                                         690,259       780,166
Series 2195, Cl. LH, 6.50%, 10/15/29                                                     996,339     1,143,531
Series 2326, Cl. ZP, 6.50%, 6/15/31                                                      299,588       345,136
Series 2341, Cl. FP, 1.142%, 7/15/31(2)                                                  492,850       503,521
Series 2399, Cl. PG, 6%, 1/15/17                                                         352,131       378,109
Series 2423, Cl. MC, 7%, 3/15/32                                                       1,479,916     1,755,114
Series 2453, Cl. BD, 6%, 5/15/17                                                         334,488       360,318
Series 2461, Cl. PZ, 6.50%, 6/15/32                                                    2,508,427     2,894,715
Series 2463, Cl. F, 1.242%, 6/15/32(2)                                                 2,696,201     2,759,976
Series 2500, Cl. FD, 0.742%, 3/15/32(2)                                                  164,150       165,519
Series 2526, Cl. FE, 0.642%, 6/15/29(2)                                                  219,767       220,826
Series 2551, Cl. FD, 0.642%, 1/15/33(2)                                                  469,023       471,257
Series 2676, Cl. KY, 5%, 9/15/23                                                       3,885,570     4,273,620
Series 3019, Cl. MD, 4.75%, 1/1/31                                                       151,509       151,484
Series 3025, Cl. SJ, 23.864%, 8/15/35(2)                                                 544,620       853,422
Series 3094, Cl. HS, 23.497%, 6/15/34(2)                                                 854,384     1,229,282
Series 3242, Cl. QA, 5.50%, 3/1/30                                                        78,940        78,927
Series 3822, Cl. JA, 5%, 6/1/40                                                        4,623,233     4,971,680
Series 3848, Cl. WL, 4%, 4/1/40                                                        3,498,742     3,680,012
--------------------------------------------------------------------------------------------------------------

3 | Oppenheimer Core Bond Fund

Oppenheimer Core Bond Fund
STATEMENT OF INVESTMENTS March 30, 2012* (Unaudited)

                                                                                     Principal
                                                                                       Amount         Value
--------------------------------------------------------------------------------------------------------------
FHLMC/FNMA/FHLB/SPONSORED CONTINUED
Federal Home Loan Mortgage Corp., Interest-Only Stripped Mtg.-Backed Security:
Series 183, Cl. IO, 15.769%, 4/1/27(5)                                             $     934,687   $   206,124
Series 192, Cl. IO, 12.577%, 2/1/28(5)                                                   113,243        21,767
Series 206, Cl. IO, 0%, 12/1/29(5,6)                                                     154,553        35,235
Series 2129, Cl. S, 16.327%, 2/15/29(5)                                                1,222,973       214,703
Series 2130, Cl. SC, 50.569%, 3/15/29(5)                                                 330,029        62,009
Series 2134, Cl. SB, 62.116%, 3/15/29(5)                                                 338,115        67,778
Series 2422, Cl. SJ, 60.317%, 1/15/32(5)                                               1,368,715       279,697
Series 243, Cl. 6, 0.583%, 12/15/32(5)                                                   861,317       194,932
Series 2493, Cl. S, 72.856%, 9/15/29(5)                                                   89,190        19,685
Series 2527, Cl. SG, 53.975%, 2/15/32(5)                                                  60,628           151
Series 2531, Cl. ST, 99.999%, 2/15/30(5)                                                 492,444         9,085
Series 2601, Cl. GS, 40.714%, 11/15/17(5)                                              1,107,888        67,423
Series 2796, Cl. SD, 63.409%, 7/15/26(5)                                                 525,771        94,076
Series 2802, Cl. AS, 87.773%, 4/15/33(5)                                                 726,559        45,624
Series 2920, Cl. S, 66.504%, 1/15/35(5)                                                2,075,525       411,977
Series 3005, Cl. WI, 25.516%, 7/15/35(5)                                               4,876,816       607,194
Series 3110, Cl. SL, 99.999%, 2/15/26(5)                                                 830,309       106,451
Series 3450, Cl. BI, 10.188%, 5/15/38(5)                                               9,334,471     1,297,790
Series 3451, Cl. SB, 15.774%, 5/15/38(5)                                               8,363,216     1,036,478
Series 3662, Cl. SM, 24.714%, 10/15/32(5)                                              6,894,958       942,143
--------------------------------------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp., Principal-Only Stripped
Mtg.-Backed Security, Series 176, Cl. PO, 3.876%, 6/1/26(7)                              123,004       108,687
--------------------------------------------------------------------------------------------------------------
Federal National Mortgage Assn.:
2.50%, 4/1/27(4)                                                                      47,090,000    47,752,203
3.50%, 4/1/27(4)                                                                      24,160,000    25,345,350
4%, 4/1/27-4/1/42(4)                                                                  56,790,000    59,591,627
4.50%, 4/1/27-4/1/42(4)                                                               74,540,000    79,365,186
5%, 4/1/42(4)                                                                         62,341,000    67,347,774
5.50%, 12/25/18                                                                            3,828         4,177
5.50%, 4/1/27-4/1/42(4)                                                               36,783,500    40,081,409
6%, 5/25/20                                                                              497,264       537,970
6%, 4/1/42(4)                                                                         14,880,000    16,395,904
6.50%, 6/25/17-11/25/31                                                               10,981,191    12,367,254
7%, 9/25/14-4/1/34                                                                     5,173,709     5,879,392
7.50%, 1/1/33-8/25/33                                                                  5,363,542     6,392,095
8.50%, 7/1/32                                                                             17,646        21,554
--------------------------------------------------------------------------------------------------------------
Federal National Mortgage Assn., 15 yr., 3%, 4/1/27(4)                                52,040,000    53,885,791
--------------------------------------------------------------------------------------------------------------
Federal National Mortgage Assn., 30 yr., 3.50%, 4/1/42(4)                              9,185,000     9,434,717
--------------------------------------------------------------------------------------------------------------
Federal National Mortgage Assn., Gtd. Real Estate Mtg.
Investment Conduit Multiclass Pass-Through Certificates:
Trust 1992-34, Cl. G, 8%, 3/25/22                                                          1,890         1,911
Trust 1993-104, Cl. ZB, 6.50%, 7/25/23                                                   368,156       415,586
Trust 1993-87, Cl. Z, 6.50%, 6/25/23                                                     312,558       356,321
Trust 1996-35, Cl. Z, 7%, 7/25/26                                                        104,583       122,789
Trust 1998-58, Cl. PC, 6.50%, 10/25/28                                                   632,453       725,087

4 | Oppenheimer Core Bond Fund

Oppenheimer Core Bond Fund
STATEMENT OF INVESTMENTS March 30, 2012* (Unaudited)

                                                                                     Principal
                                                                                       Amount         Value
--------------------------------------------------------------------------------------------------------------
FHLMC/FNMA/FHLB/SPONSORED CONTINUED
Trust 1998-61, Cl. PL, 6%, 11/25/28                                                $     841,347   $   950,305
Trust 1999-54, Cl. LH, 6.50%, 11/25/29                                                 1,240,838     1,421,459
Trust 1999-60, Cl. PG, 7.50%, 12/25/29                                                 4,947,081     5,872,297
Trust 2001-51, Cl. OD, 6.50%, 10/25/31                                                 1,298,972     1,508,691
Trust 2002-10, Cl. FB, 0.742%, 3/25/17(2)                                                114,554       115,410
Trust 2002-16, Cl. PG, 6%, 4/25/17                                                       657,339       711,577
Trust 2002-2, Cl. UC, 6%, 2/25/17                                                        393,816       422,741
Trust 2002-56, Cl. FN, 1.242%, 7/25/32(2)                                                726,282       743,509
Trust 2003-130, Cl. CS, 13.617%, 12/25/33(2)                                           3,833,947     4,496,827
Trust 2003-21, Cl. FK, 0.642%, 3/25/33(2)                                                223,945       225,018
Trust 2003-28, Cl. KG, 5.50%, 4/25/23                                                  1,492,000     1,659,403
Trust 2004-101, Cl. BG, 5%, 1/25/20                                                    1,730,069     1,854,826
Trust 2004-9, Cl. AB, 4%, 7/1/17                                                         780,578       784,397
Trust 2005-104, Cl. MC, 5.50%, 12/25/25                                                5,073,000     5,631,147
Trust 2005-109, Cl. AH, 5.50%, 12/25/25                                               10,000,000    11,358,606
Trust 2005-30, Cl. CU, 5%, 4/1/29                                                         78,433        78,447
Trust 2005-31, Cl. PB, 5.50%, 4/25/35                                                  2,480,000     2,982,770
Trust 2005-71, Cl. DB, 4.50%, 8/25/25                                                  1,260,000     1,376,857
Trust 2006-50, Cl. SK, 23.314%, 6/25/36(2)                                             1,314,328     2,060,372
Trust 2009-36, Cl. FA, 1.182%, 6/25/37(2)                                              3,579,560     3,633,362
Trust 2009-37, Cl. HA, 4%, 4/1/19                                                      4,093,406     4,333,335
Trust 2009-70, Cl. PA, 5%, 8/1/35                                                      4,086,072     4,203,500
Trust 2011-15, Cl. DA, 4%, 3/1/41                                                      1,978,106     2,075,627
Trust 2011-3, Cl. KA, 5%, 4/1/40                                                       3,393,836     3,711,900
--------------------------------------------------------------------------------------------------------------
Federal National Mortgage Assn., Interest-Only Stripped Mtg.-Backed Security:
Trust 2001-15, Cl. SA, 64.572%, 3/17/31(5)                                               534,065       105,910
Trust 2001-61, Cl. SE, 36.247%, 11/18/31(5)                                              656,767       135,792
Trust 2001-65, Cl. S, 39.971%, 11/25/31(5)                                             1,471,091       285,861
Trust 2001-81, Cl. S, 30.59%, 1/25/32(5)                                                 200,771        42,270
Trust 2002-12, Cl. SB, 47.716%, 7/25/31(5)                                               320,717        66,158
Trust 2002-2, Cl. SW, 53.248%, 2/25/32(5)                                                386,099        75,639
Trust 2002-38, Cl. SO, 51.516%, 4/25/32(5)                                               167,424        32,303
Trust 2002-41, Cl. S, 71.875%, 7/25/32(5)                                              1,716,150       358,023
Trust 2002-47, Cl. NS, 36.384%, 4/25/32(5)                                               571,449       115,927
Trust 2002-5, Cl. SD, 65.015%, 2/25/32(5)                                                321,230        70,381
Trust 2002-51, Cl. S, 36.644%, 8/25/32(5)                                                524,700       106,443
Trust 2002-52, Cl. SD, 40.672%, 9/25/32(5)                                               667,220       138,052
Trust 2002-60, Cl. SM, 36.602%, 8/25/32(5)                                             2,178,474       365,985
Trust 2002-60, Cl. SY, 6.776%, 4/25/32(5)                                              1,881,715        53,152
Trust 2002-64, Cl. SD, 11.907%, 4/25/27(5)                                               663,933       146,963
Trust 2002-7, Cl. SK, 39.161%, 1/25/32(5)                                              1,285,025       216,008
Trust 2002-75, Cl. SA, 36.482%, 11/25/32(5)                                            1,150,465       206,299
Trust 2002-77, Cl. BS, 32.522%, 12/18/32(5)                                            2,300,065       410,954
Trust 2002-77, Cl. IS, 47.419%, 12/18/32(5)                                              285,240        59,498
Trust 2002-77, Cl. JS, 28.715%, 12/18/32(5)                                            2,145,365       364,696
Trust 2002-77, Cl. SA, 30.62%, 12/18/32(5)                                             2,072,129       371,473
Trust 2002-77, Cl. SH, 41.549%, 12/18/32(5)                                              291,001        60,270

5 | Oppenheimer Core Bond Fund

Oppenheimer Core Bond Fund
STATEMENT OF INVESTMENTS March 30, 2012* (Unaudited)

                                                                                     Principal
                                                                                       Amount         Value
--------------------------------------------------------------------------------------------------------------
FHLMC/FNMA/FHLB/SPONSORED CONTINUED
Trust 2002-84, Cl. SA, 43.714%, 12/25/32(5)                                        $     304,335   $    55,168
Trust 2002-89, Cl. S, 62.662%, 1/25/33(5)                                              2,560,321       539,978
Trust 2002-9, Cl. MS, 33.53%, 3/25/32(5)                                                  17,590         3,577
Trust 2002-90, Cl. SN, 38.449%, 8/25/32(5)                                             1,982,124       332,968
Trust 2002-90, Cl. SY, 44.732%, 9/25/32(5)                                               967,464       162,600
Trust 2003-14, Cl. OI, 16.088%, 3/25/33(5)                                             3,909,441       800,777
Trust 2003-26, Cl. IK, 9.489%, 4/25/33(5)                                              1,343,103       242,888
Trust 2003-33, Cl. SP, 42.058%, 5/25/33(5)                                             1,949,023       287,514
Trust 2003-4, Cl. S, 37.40%, 2/25/33(5)                                                  596,378        97,735
Trust 2003-52, Cl. NS, 50.953%, 6/25/23(5)                                             8,666,023     1,212,727
Trust 2003-89, Cl. XS, 99.999%, 11/25/32(5)                                            1,405,040        58,288
Trust 2004-54, Cl. DS, 50.663%, 11/25/30(5)                                              138,596        25,513
Trust 2004-56, Cl. SE, 19.76%, 10/25/33(5)                                             2,417,746       384,046
Trust 2005-40, Cl. SA, 60.984%, 5/25/35(5)                                             1,263,306       241,857
Trust 2005-6, Cl. SE, 78.739%, 2/25/35(5)                                              1,806,675       311,818
Trust 2005-71, Cl. SA, 66.973%, 8/25/25(5)                                             2,184,103       296,220
Trust 2005-93, Cl. SI, 24.006%, 10/25/35(5)                                            2,165,632       309,298
Trust 2006-129, Cl. SM, 27.13%, 1/25/37(5)                                             6,940,007     1,068,348
Trust 2006-53, Cl. US, 20.197%, 6/25/36(5)                                               191,291        25,603
Trust 2008-46, Cl. EI, 9.748%, 6/25/38(5)                                              9,307,303     1,326,510
Trust 2008-55, Cl. SA, 23.707%, 7/25/38(5)                                             4,964,913       685,455
Trust 2008-67, Cl. KS, 62.833%, 8/25/34(5)                                             5,603,210       446,249
Trust 2009-8, Cl. BS, 17.59%, 2/25/24(5)                                               5,489,594       590,818
Trust 222, Cl. 2, 24.451%, 6/1/23(5)                                                     943,555       195,250
Trust 247, Cl. 2, 47.392%, 10/1/23(5)                                                     94,495        21,715
Trust 252, Cl. 2, 36.539%, 11/1/23(5)                                                    910,826       201,519
Trust 254, Cl. 2, 31.113%, 1/1/24(5)                                                   1,656,304       361,016
Trust 2682, Cl. TQ, 99.999%, 10/15/33(5)                                               2,316,869       430,384
Trust 2981, Cl. BS, 99.999%, 5/15/35(5)                                                4,162,927       717,093
Trust 301, Cl. 2, 1.876%, 4/1/29(5)                                                      505,660        94,065
Trust 303, Cl. IO, 6.756%, 11/1/29(5)                                                     77,502        16,814
Trust 319, Cl. 2, 4.611%, 2/1/32(5)                                                      423,824        81,796
Trust 320, Cl. 2, 10.173%, 4/1/32(5)                                                   6,182,959     1,166,148
Trust 321, Cl. 2, 5.024%, 4/1/32(5)                                                    1,172,968       215,345
Trust 324, Cl. 2, 0.464%, 7/1/32(5)                                                      552,023       104,270
Trust 331, Cl. 9, 9.188%, 2/1/33(5)                                                    3,599,865       717,547
Trust 334, Cl. 14, 12.506%, 2/1/33(5)                                                  3,217,117       645,786
Trust 334, Cl. 15, 7.487%, 2/1/33(5)                                                   2,313,024       449,211
Trust 334, Cl. 17, 20.605%, 2/1/33(5)                                                    124,511        26,349
Trust 339, Cl. 12, 2.476%, 7/1/33(5)                                                   3,171,100       625,999
Trust 339, Cl. 7, 0%, 7/1/33(5,6)                                                      3,530,830       553,815
Trust 343, Cl. 13, 9.902%, 9/1/33(5)                                                   3,367,137       551,960
Trust 343, Cl. 18, 15.01%, 5/1/34(5)                                                   2,226,166       385,622
Trust 345, Cl. 9, 99.999%, 1/1/34(5)                                                   1,986,712       279,780
Trust 351, Cl. 10, 10.519%, 4/1/34(5)                                                  1,369,546       217,319

6 | Oppenheimer Core Bond Fund

Oppenheimer Core Bond Fund
STATEMENT OF INVESTMENTS March 30, 2012* (Unaudited)

                                                                                     Principal
                                                                                       Amount         Value
--------------------------------------------------------------------------------------------------------------
FHLMC/FNMA/FHLB/SPONSORED CONTINUED
Trust 351, Cl. 8, 5.137%, 4/1/34(5)                                                $   2,209,992   $   356,668
Trust 356, Cl. 10, 0%, 6/1/35(5,6)                                                     1,812,564       284,139
Trust 356, Cl. 12, 0%, 2/1/35(5,6)                                                       908,714       141,260
Trust 362, Cl. 13, 1.371%, 8/1/35(5)                                                   2,153,264       406,000
Trust 364, Cl. 16, 5.673%, 9/1/35(5)                                                   3,139,873       555,777
Trust 365, Cl. 16, 9.176%, 3/1/36(5)                                                   2,453,976       427,678
--------------------------------------------------------------------------------------------------------------
Federal National Mortgage Assn., Principal-Only Stripped
Mtg.-Backed Security, Trust 1993-184, Cl. M, 4.383%, 9/25/23(7)                          299,404       251,425
                                                                                                   -----------
                                                                                                   597,594,664
--------------------------------------------------------------------------------------------------------------
GNMA/GUARANTEED-0.4%
Government National Mortgage Assn.:
1.625%, 8/8/25-7/1/27(2)                                                                  13,054        13,497
8.50%, 8/1/17-12/15/17                                                                    81,805        92,607
10.50%, 12/29/17                                                                           6,686         6,898
11%, 11/8/19                                                                              11,451        12,791
12%, 5/29/14                                                                                  75            76
--------------------------------------------------------------------------------------------------------------
Government National Mortgage Assn. , Interest-Only Stripped
Mtg.-Backed Security, Series 2004-11, Cl. SM, 78.688%, 1/17/30(5)                        147,653        32,073
--------------------------------------------------------------------------------------------------------------
Government National Mortgage Assn., Interest-Only Stripped Mtg.-Backed Security:
Series 2001-21, Cl. SB, 90.664%, 1/16/27(5)                                              685,450       125,982
Series 2002-15, Cl. SM, 78.706%, 2/16/32(5)                                              759,863       144,176
Series 2002-41, Cl. GS, 43.483%, 6/16/32(5)                                              531,734       116,313
Series 2002-76, Cl. SY, 82.714%, 12/16/26(5)                                             364,192        72,665
Series 2007-17, Cl. AI, 21.527%, 4/16/37(5)                                            3,913,715       796,044
Series 2011-52, Cl. HS, 7.51%, 4/16/41(5)                                             11,564,680     2,714,375
                                                                                                   -----------
                                                                                                     4,127,497
--------------------------------------------------------------------------------------------------------------
NON-AGENCY-12.3%
--------------------------------------------------------------------------------------------------------------
COMMERCIAL-8.0%
Asset Securitization Corp., Commercial Interest-Only Stripped
Mtg.-Backed Security, Series 1997-D4, Cl. PS1, 1.486%, 4/14/29(5)                      2,843,556       132,436
--------------------------------------------------------------------------------------------------------------
Banc of America Commercial Mortgage Trust 2007-1,
Commercial Mtg. Pass-Through Certificates, Series 2007-1,
Cl. A4, 5.451%, 1/1/49                                                                 5,399,000     6,108,121
--------------------------------------------------------------------------------------------------------------
Banc of America Commercial Mortgage, Inc., Commercial Mtg.
Pass-Through Certificates, Series 2007-3, Cl. A4, 5.633%, 6/1/49(2)                    2,460,000     2,742,401
--------------------------------------------------------------------------------------------------------------
Bear Stearns ARM Trust 2007-4, Mtg. Pass-Through
Certificates, Series 2007-4, Cl. 22A1, 5.589%, 6/1/47(2)                               2,921,782     2,128,673
--------------------------------------------------------------------------------------------------------------
Bear Stearns Commercial Mortgage Securities Trust 2007-
PWR17, Commercial Mtg. Pass-Through Certificates, Series
2007-PWR17, Cl. AM, 5.898%, 6/1/50(2)                                                  2,880,000     3,027,204
--------------------------------------------------------------------------------------------------------------
Capital Lease Funding Securitization LP, Interest-Only
Corporate-Backed Pass-Through Certificates, Series 1997-
CTL1, 0%, 6/22/24(1,5,6)                                                               1,099,790        54,880
--------------------------------------------------------------------------------------------------------------
CFCRE Commercial Mortgage Trust, Commercial Mtg. Pass-
Through Certificates, Series 2011-C1, Cl. A1, 1.871%, 4/1/44(1)                          780,911       784,802
--------------------------------------------------------------------------------------------------------------

7 | Oppenheimer Core Bond Fund

Oppenheimer Core Bond Fund
STATEMENT OF INVESTMENTS March 30, 2012* (Unaudited)

                                                                                     Principal
                                                                                       Amount         Value
--------------------------------------------------------------------------------------------------------------
COMMERCIAL CONTINUED
--------------------------------------------------------------------------------------------------------------
CHL Mortgage Pass-Through Trust 2007-J3, Mtg. Pass-
Through Certificates, Series 2007-J3, Cl. A9, 6%, 7/1/37                           $   1,178,685   $   945,115
--------------------------------------------------------------------------------------------------------------
Citigroup, Inc./Deutsche Bank 2007-CD4 Commercial
Mortgage Trust, Commercial Mtg. Pass-Through Certificates:
Series 2007-CD4, Cl. A2B, 5.205%, 12/11/49                                               595,559       601,301
Series 2007-CD4, Cl. A4, 5.322%, 12/1/49                                               3,310,000     3,634,276
--------------------------------------------------------------------------------------------------------------
Deutsche Mortgage & Asset Receiving, Commercial Mtg. Pass-
Through Certificates, Interest-Only Stripped Mtg.-Backed
Security, Series 2010-C1, Cl. XPA, 4.719%, 9/1/20(1,5)                                27,810,979     1,931,194
--------------------------------------------------------------------------------------------------------------
First Horizon Alternative Mortgage Securities Trust 2004-FA2,
Mtg. Pass-Through Certificates, Series 2004-FA2, Cl. 3A1, 6%,
1/25/35                                                                                2,139,250     2,050,451
--------------------------------------------------------------------------------------------------------------
First Horizon Alternative Mortgage Securities Trust 2007-FA2,
Mtg. Pass-Through Certificates, Series 2007-FA2, Cl. 1A1,
5.50%, 4/25/37                                                                         1,772,995     1,127,649
--------------------------------------------------------------------------------------------------------------
Greenwich Capital Commercial Funding Corp./Commercial
Mortgage Trust 2006-GG7, Commercial Mtg. Pass-Through
Certificates, Series 2006-GG7, Cl. AM, 5.883%, 7/1/38(2)                               5,600,000     5,848,184
--------------------------------------------------------------------------------------------------------------
Greenwich Capital Commercial Funding Corp./Commercial
Mortgage Trust 2007-GG11, Commercial Mtg. Pass-Through
Certificates, Series 2007-GG11, Cl. A4, 5.736%, 12/1/49                                5,265,000     5,835,044
--------------------------------------------------------------------------------------------------------------
Greenwich Capital Commercial Funding Corp./Commercial
Mortgage Trust 2007-GG9, Commercial Mtg. Pass-Through
Certificates, Series 2007-GG9, Cl. AM, 5.475%, 3/1/39                                  3,155,000     3,142,642
--------------------------------------------------------------------------------------------------------------
GS Mortgage Securities Corp. II, Commercial Mtg. Obligations,
 Series 2011-GC3, Cl. A1, 2.331%, 3/1/44                                               2,023,313     2,065,142
--------------------------------------------------------------------------------------------------------------
GS Mortgage Securities Trust 2006-GG6, Commercial Mtg.
Pass-Through Certificates, Series 2006-GG6, Cl. AM, 5.622%, 4/1/38                     2,739,112     2,833,752
--------------------------------------------------------------------------------------------------------------
GSR Mortgage Loan Trust 2005-AR4, Mtg. Pass-Through
Certificates, Series 2005-AR4, Cl. 6A1, 5.25%, 7/1/35                                  2,079,520     2,029,952
--------------------------------------------------------------------------------------------------------------
IndyMac Index Mortgage Loan Trust 2005-AR23, Mtg. Pass-
Through Certificates, Series 2005-AR23, Cl. 6A1, 5.051%, 11/1/35(2)                    3,886,141     2,855,882
--------------------------------------------------------------------------------------------------------------
JPMorgan Chase Commercial Mortgage Securities Corp.,
Commercial Mtg. Pass-Through Certificates:
Series 2007-LDP10, Cl. A3S, 5.317%, 1/1/49                                             3,980,000     4,145,096
Series 2007-LDPX, Cl. A2S2, 5.187%, 1/1/49(3)                                            232,946       236,440
Series 2007-LDPX, Cl. A3, 5.42%, 1/15/49                                                 945,000     1,052,075
Series 2011-C3, Cl. A1, 1.875%, 2/1/46(1)                                              2,332,478     2,356,251
--------------------------------------------------------------------------------------------------------------
JPMorgan Chase Commercial Mortgage Securities Trust 2007-
LD11, Commercial Mtg. Pass-Through Certificates, Series
2007-LD11, Cl. A4, 5.816%, 6/1/49(2)                                                   5,100,000     5,611,178
--------------------------------------------------------------------------------------------------------------
JPMorgan Mortgage Trust 2007-S3, Mtg. Pass-Through
Certificates, Series 2007-S3, Cl. 1A90, 7%, 8/1/37                                     3,370,091     2,919,722
--------------------------------------------------------------------------------------------------------------
LB-UBS Commercial Mortgage Trust 2007-C1, Commercial
Mtg. Pass-Through Certificates, Series 2007-C1, Cl. A2, 5.318%, 2/11/40                  957,332       957,266
--------------------------------------------------------------------------------------------------------------
LB-UBS Commercial Mortgage Trust 2007-C6, Commercial
Mtg. Pass-Through Certificates, Series 2007-C6, Cl. A4, 5.858%, 7/11/40                5,595,000     6,357,145
--------------------------------------------------------------------------------------------------------------

8 | Oppenheimer Core Bond Fund

Oppenheimer Core Bond Fund
STATEMENT OF INVESTMENTS March 30, 2012* (Unaudited)

                                                                                     Principal
                                                                                       Amount         Value
--------------------------------------------------------------------------------------------------------------
COMMERCIAL CONTINUED
--------------------------------------------------------------------------------------------------------------
Lehman Brothers Commercial Conduit Mortgage Trust,
Interest-Only Stripped Mtg.-Backed Security,
Series 1998-C1, Cl. IO, 0%, 2/18/30(5,6)                                           $   2,001,720   $    29,574
--------------------------------------------------------------------------------------------------------------
Lehman Structured Securities Corp., Commercial Mtg. Pass-
Through Certificates, Series 2002-GE1, Cl. A, 2.514%, 7/1/24(1)                           84,293        66,052
--------------------------------------------------------------------------------------------------------------
Mastr Alternative Loan Trust 2004-6, Mtg. Pass-Through
Certificates, Series 2004-6, Cl. 10A1, 6%, 7/25/34                                     1,182,147     1,216,247
--------------------------------------------------------------------------------------------------------------
Merrill Lynch Mortgage Trust 2006-C2, Commercial Mtg. Pass-
Through Certificates, Series 2006-C2, Cl. AM, 5.782%, 8/1/43                           2,800,000     2,912,472
--------------------------------------------------------------------------------------------------------------
Morgan Stanley Capital I Trust 2007-IQ15, Commercial Mtg.
Pass-Through Certificates, Series 2007-IQ15, Cl. AM, 5.882%, 6/1/49(2)                 3,115,000     3,087,610
--------------------------------------------------------------------------------------------------------------
Salomon Brothers Mortgage Securities VII, Inc., Interest-Only
Commercial Mtg. Pass-Through Certificates, Series 1999-C1,
Cl. X, 0%, 5/18/32(5,6)                                                               26,941,159        53,424
--------------------------------------------------------------------------------------------------------------
Structured Adjustable Rate Mortgage Loan Trust, Mtg. Pass-
Through Certificates, Series 2007-6, Cl. 3A1, 4.957%, 7/1/37(2)                        3,544,185     2,387,002
--------------------------------------------------------------------------------------------------------------
Wachovia Bank Commercial Mortgage Trust 2006-C28,
Commercial Mtg. Pass-Through Certificates, Series 2006-C28,
Cl. A4, 5.572%, 10/1/48                                                                1,640,000     1,827,010
--------------------------------------------------------------------------------------------------------------
Wachovia Bank Commercial Mortgage Trust 2006-C29, Commercial Mtg. Pass-
Through Certificates, Series 2006-C29, Cl. A2, 5.275%, 11/15/48                          136,676       137,456
--------------------------------------------------------------------------------------------------------------
Wachovia Bank Commercial Mortgage Trust 2007-C34, Commercial Mtg.
Pass-Through Certificates, Series 2007-C34, Cl. A3, 5.678%, 5/1/46                     2,965,000     3,378,457
--------------------------------------------------------------------------------------------------------------
WaMu Mortgage Pass-Through Certificates 2005-AR14 Trust, Mtg. Pass-
Through Certificates, Series 2005-AR14, Cl. 1A4, 2.46%, 12/1/35(2)                     2,002,442     1,754,112
--------------------------------------------------------------------------------------------------------------
Wells Fargo Mortgage-Backed Securities 2007-AR3 Trust, Mtg. Pass-Through
Certificates, Series 2007-AR3, Cl. A4, 5.771%, 4/1/37(2)                               1,138,863       998,195
--------------------------------------------------------------------------------------------------------------
Wells Fargo Mortgage-Backed Securities 2007-AR8 Trust, Mtg. Pass-Through
Certificates,  Series 2007-AR8, Cl. A1, 6.021%, 11/1/37(2)                             2,682,667     2,210,031
--------------------------------------------------------------------------------------------------------------
WFRBS Commercial Mortgage Trust 2011-C3, Interest-Only
Commercial Mtg. Pass-Through Certificates, Series 2011-C3,
Cl. XA, 8.956%, 3/1/44(5)                                                             28,597,528     2,523,403
                                                                                                   -----------
                                                                                                    96,095,319
--------------------------------------------------------------------------------------------------------------
MULTIFAMILY-0.8%
Bear Stearns ARM Trust 2005-10, Mtg. Pass-Through
Certificates, Series 2005-10, Cl. A3, 2.689%, 10/1/35(2)                               2,094,997     1,695,045
--------------------------------------------------------------------------------------------------------------
Citigroup Mortgage Loan Trust, Inc. 2006-AR3, Mtg. Pass-Through
Certificates, Series 2006-AR3, Cl. 1A2A, 5.652%, 6/1/36(2)                             2,449,929     2,163,552
--------------------------------------------------------------------------------------------------------------
JPMorgan Mortgage Trust 2007-A3, Mtg. Pass-Through
Certificates, Series 2007-A3, Cl. 3A2M, 5.178%, 5/1/37(2)                                573,677       499,398
--------------------------------------------------------------------------------------------------------------

9 | Oppenheimer Core Bond Fund

Oppenheimer Core Bond Fund
STATEMENT OF INVESTMENTS March 30, 2012* (Unaudited)

                                                                                     Principal
                                                                                       Amount         Value
--------------------------------------------------------------------------------------------------------------
MULTIFAMILY CONTINUED
--------------------------------------------------------------------------------------------------------------
Wells Fargo Mortgage-Backed Securities 2006-AR2 Trust, Mtg.
Pass-Through Certificates, Series 2006-AR2, Cl. 2A3, 2.631%, 3/1/36(2)             $   4,334,465   $ 3,809,851
--------------------------------------------------------------------------------------------------------------
Wells Fargo Mortgage-Backed Securities 2006-AR6 Trust, Mtg. Pass-
Through Certificates, Series 2006-AR6, Cl. 3A1, 2.668%, 3/25/36(2)                     2,513,659     2,151,337
                                                                                                   -----------
                                                                                                    10,319,183
--------------------------------------------------------------------------------------------------------------
OTHER-0.5%
Greenwich Capital Commercial Funding Corp./Commercial Mortgage Trust
2007-GG9, Commercial Mtg. Pass-Through Certificates,
Series 2007-GG9, Cl. A4, 5.444%, 3/1/39                                                5,115,000     5,650,331
--------------------------------------------------------------------------------------------------------------
Salomon Brothers Mortgage Securities VI, Inc., Interest-Only Stripped Mtg.-
Backed Security, Series 1987-3, Cl. B, 69.60%, 10/23/17(5)                                   483            39
--------------------------------------------------------------------------------------------------------------
Salomon Brothers Mortgage Securities VI, Inc., Principal-Only Stripped Mtg.-
Backed Security, Series1987-3, Cl. A, 0.84%, 10/23/17(7)                                     715           701
                                                                                                   -----------
                                                                                                     5,651,071
--------------------------------------------------------------------------------------------------------------
RESIDENTIAL-3.0%
Banc of America Commercial Mortgage, Inc., Commercial Mtg. Pass-Through
Certificates, Series 2007-4, Cl. AM, 5.791%, 2/1/51(2)                                 3,075,000     3,087,251
--------------------------------------------------------------------------------------------------------------
Banc of America Funding 2007-C Trust, Mtg. Pass-Through Certificates,
Series 2007-C, Cl. 1A4, 5.538%, 5/1/36(2)                                                945,000       903,970
--------------------------------------------------------------------------------------------------------------
Carrington Mortgage Loan Trust, Asset-Backed Pass-Through Certificates,
Series 2006-FRE1, Cl. A2, 0.352%, 7/25/36(2)                                           1,466,704     1,352,818
--------------------------------------------------------------------------------------------------------------
Chase Funding Trust 2003-2, Mtg. Loan Asset-Backed Certificates,
Series 2003-2, Cl. 2A2, 0.802%, 2/25/33(2)                                               533,596       484,099
--------------------------------------------------------------------------------------------------------------
CHL Mortgage Pass-Through Trust 2005-29, Mtg. Pass-Through
Certificates, Series 2005-29, Cl. A1, 5.75%, 12/1/35                                   1,025,051       900,503
--------------------------------------------------------------------------------------------------------------
CHL Mortgage Pass-Through Trust 2006-6, Mtg. Pass-Through Certificates,
Series 2006-6, Cl. A3, 6%, 4/1/36                                                      1,506,031     1,473,320
--------------------------------------------------------------------------------------------------------------
Countrywide Alternative Loan Trust 2005-21CB, Mtg. Pass-Through
Certificates, Series 2005-21CB, Cl. A7, 5.50%, 6/1/35                                  3,871,920     3,261,380
--------------------------------------------------------------------------------------------------------------
Countrywide Alternative Loan Trust 2005-29CB, Mtg. Pass-Through
Certificates, Series 2005-29CB, Cl. A4, 5%, 7/1/35                                     2,533,091     1,880,938
--------------------------------------------------------------------------------------------------------------
Countrywide Alternative Loan Trust 2007-19, Mtg. Pass-Through
Certificates, Series 2007-19, Cl. 1A34, 6%, 8/1/37                                     2,246,961     1,617,363
--------------------------------------------------------------------------------------------------------------
Countrywide Home Loans, Asset-Backed Certificates:
Series 2002-4, Cl. A1, 0.982%, 2/25/33(2)                                                 14,443        14,033
Series 2005-16, Cl. 2AF2, 5.343%, 5/1/36(2)                                            2,903,650     2,250,570
--------------------------------------------------------------------------------------------------------------
CWABS Asset-Backed Certificates Trust 2006-25, Asset-Backed
Certificates, Series 2006-25, Cl. 2A2, 0.362%, 6/25/47(2)                              2,309,056     2,065,536
--------------------------------------------------------------------------------------------------------------
GSR Mortgage Loan Trust 2006-5F, Mtg. Pass-Through Certificates,
Series 2006-5F, Cl. 2A1, 6%, 6/1/36                                                    1,942,129     1,884,493
--------------------------------------------------------------------------------------------------------------
JPMorgan Alternative Loan Trust 2006-S4, Mtg. Pass-Through
Certificates, Series 2006-S4, Cl. A6, 5.71%, 12/1/36                                   3,082,798     2,730,972
--------------------------------------------------------------------------------------------------------------
Merrill Lynch Mortgage Loans, Inc., Mtg. Pass-Through Certificates,
Series 2005-A1, Cl. 2A1, 2.595%, 12/25/34(2)                                           1,203,123     1,197,171
--------------------------------------------------------------------------------------------------------------

10 | Oppenheimer Core Bond Fund

Oppenheimer Core Bond Fund
STATEMENT OF INVESTMENTS March 30, 2012* (Unaudited)

                                                                                     Principal
                                                                                       Amount         Value
--------------------------------------------------------------------------------------------------------------
RESIDENTIAL CONTINUED
--------------------------------------------------------------------------------------------------------------
NC Finance Trust, Collateralized Mtg. Obligation Pass-Through
Certificates, Series 1999-I, Cl. ECFD, 3.405%, 1/25/29(3,8)                        $   1,750,658   $   140,053
--------------------------------------------------------------------------------------------------------------
Option One Mortgage Loan Trust 2007-5, Asset-Backed Certificates,
Series 2007-5, Cl. 2A1, 0.332%, 5/25/37(2)                                               219,445       217,615
--------------------------------------------------------------------------------------------------------------
Popular ABS Mortgage Pass-Through Trust 2005-6, Mtg. Pass-Through
Certificates, Series 2005-6, Cl. A3, 5.68%, 1/1/36                                       709,435       510,791
--------------------------------------------------------------------------------------------------------------
RALI Series 2003-QS1 Trust, Mtg. Asset-Backed Pass-Through Certificates,
Series 2003-QS1, Cl. A2, 5.75%, 1/25/33                                                  354,620       367,841
--------------------------------------------------------------------------------------------------------------
RALI Series 2006-QS13 Trust, Mtg. Asset-Backed Pass-Through Certificates,
Series 2006-QS13, Cl. 1A8, 6%, 9/25/36                                                   324,014       220,365
--------------------------------------------------------------------------------------------------------------
RALI Series 2007-QS6 Trust, Mtg. Asset-Backed Pass-Through Certificates,
Series 2007-QS6, Cl. A28, 5.75%, 4/25/37                                               1,661,530     1,067,965
--------------------------------------------------------------------------------------------------------------
Residential Asset Securitization Trust 2005-A15, Mtg. Pass-Through
Certificates, Series 2005-A15, Cl. 1A4, 5.75%, 2/1/36                                    701,938       560,664
--------------------------------------------------------------------------------------------------------------
Residential Asset Securitization Trust 2005-A6CB, Mtg. Pass-Through
Certificates, Series 2005-A6CB, Cl. A7, 6%, 6/1/35                                       755,345       631,268
--------------------------------------------------------------------------------------------------------------
WaMu Mortgage Pass-Through Certificates 2007-HY5 Trust, Mtg. Pass-
Through Certificates, Series 2007-HY5, Cl. 3A1, 5.388%, 5/1/37(2)                      2,172,851     1,953,364
--------------------------------------------------------------------------------------------------------------
WaMu Mortgage Pass-Through Certificates 2007-HY6 Trust, Mtg. Pass-
Through Certificates, Series 2007-HY6, Cl. 2A1, 5.135%, 6/25/37(2)                     1,047,532       768,713
--------------------------------------------------------------------------------------------------------------
Wells Fargo Alternative Loan 2007-PA5 Trust, Mtg. Asset-Backed Pass-
Through Certificates, Series 2007-PA5, Cl. 1A1, 6.25%, 11/1/37                         2,108,558     1,931,762
--------------------------------------------------------------------------------------------------------------
Wells Fargo Mortgage-Backed Securities 2005-9 Trust, Mtg. Pass-Through
Certificates, Series 2005-9, Cl. 2A6, 5.25%, 10/25/35                                  1,222,238     1,238,960
--------------------------------------------------------------------------------------------------------------
Wells Fargo Mortgage-Backed Securities 2006-AR14 Trust, Mtg. Pass-
Through Certificates, Series 2006-AR14, Cl. 1A2, 5.669%, 10/1/36(2)                    2,206,528     2,003,143
                                                                                                   -----------
                                                                                                    36,716,921
                                                                                                   -----------
Total Mortgage-Backed Obligations (Cost $731,010,868)                                              750,504,655
--------------------------------------------------------------------------------------------------------------
U.S. GOVERNMENT OBLIGATIONS-4.2%
Federal Home Loan Mortgage Corp. Nts.:
2%, 8/25/16                                                                              930,000       967,433
2.375%, 1/13/22                                                                        5,830,000     5,733,117
2.50%, 5/27/16                                                                         1,325,000     1,408,189
5%, 2/16/17                                                                            1,510,000     1,781,595
5.25%, 4/18/16                                                                         2,650,000     3,100,929
5.50%, 7/18/16                                                                         1,510,000     1,798,532
--------------------------------------------------------------------------------------------------------------
Federal National Mortgage Assn. Nts.:
1.125%, 4/27/17                                                                        4,393,000     4,368,896
5.375%, 6/12/17                                                                        1,711,000     2,061,656
--------------------------------------------------------------------------------------------------------------
U.S. Treasury Bonds:
7.50%, 11/15/16(9)                                                                     7,700,000     9,974,511
STRIPS, 3.862%, 2/15/13(10)                                                            1,520,000     1,517,340

11 | Oppenheimer Core Bond Fund

Oppenheimer Core Bond Fund
STATEMENT OF INVESTMENTS March 30, 2012* (Unaudited)

                                                                                     Principal
                                                                                       Amount         Value
--------------------------------------------------------------------------------------------------------------
U.S. Treasury Nts., 5.125%, 5/15/16(9)                                             $  14,830,000   $17,418,295
                                                                                                   -----------
Total U.S. Government Obligations (Cost $48,199,457)                                                50,130,493
--------------------------------------------------------------------------------------------------------------
CORPORATE BONDS AND NOTES-44.2%
--------------------------------------------------------------------------------------------------------------
CONSUMER DISCRETIONARY-7.1%
--------------------------------------------------------------------------------------------------------------
AUTO COMPONENTS-0.2%
Dana Holding Corp., 6.75% Sr. Unsec. Nts., 2/15/21                                     2,745,000     2,937,150
--------------------------------------------------------------------------------------------------------------
AUTOMOBILES-0.7%
Daimler Finance North America LLC, 2.30% Sr. Unsec. Nts., 1/9/15(1)                    2,241,000     2,299,100
--------------------------------------------------------------------------------------------------------------
DaimlerChrysler NA Holdings Corp., 8.50% Nts., 1/18/31                                 1,561,000     2,273,292
--------------------------------------------------------------------------------------------------------------
Ford Motor Credit Co. LLC, 5.875% Sr. Unsec. Nts., 8/2/21                              3,306,000     3,570,979
                                                                                                   -----------
                                                                                                     8,143,371
--------------------------------------------------------------------------------------------------------------
DIVERSIFIED CONSUMER SERVICES-0.3%
Service Corp. International, 6.75% Sr. Unsec. Nts., 4/1/15                             3,267,000     3,585,533
--------------------------------------------------------------------------------------------------------------
HOTELS, RESTAURANTS & LEISURE-0.7%
Darden Restaurants, Inc., 4.50% Sr. Unsec. Unsub. Nts., 10/15/21                       1,545,000     1,587,433
--------------------------------------------------------------------------------------------------------------
Hyatt Hotels Corp., 5.75% Sr. Unsec. Unsub. Nts., 8/15/15(1)                           4,793,000     5,271,087
--------------------------------------------------------------------------------------------------------------
Starwood Hotels & Resorts Worldwide, Inc., 7.15% Sr. Unsec.
Unsub. Nts., 12/1/19                                                                     762,000       906,780
                                                                                                   -----------
                                                                                                     7,765,300
--------------------------------------------------------------------------------------------------------------
HOUSEHOLD DURABLES-0.8%
Jarden Corp., 6.125% Sr. Unsec. Nts., 11/15/22                                         3,078,000     3,239,595
--------------------------------------------------------------------------------------------------------------
Newell Rubbermaid, Inc., 5.50% Sr. Unsec. Nts., 4/15/13                                2,781,000     2,900,561
--------------------------------------------------------------------------------------------------------------
Whirlpool Corp.:
5.50% Sr. Unsec. Unsub. Nts., 3/1/13                                                     971,000     1,006,591
8% Sr. Unsec. Nts., 5/1/12                                                             2,270,000     2,281,586
                                                                                                   -----------
                                                                                                     9,428,333
--------------------------------------------------------------------------------------------------------------
LEISURE EQUIPMENT & PRODUCTS-0.2%
Mattel, Inc., 5.625% Sr. Unsec. Nts., 3/15/13                                          2,640,000     2,761,989
--------------------------------------------------------------------------------------------------------------
MEDIA-2.3%
CBS Corp., 3.375% Sr. Unsec. Unsub. Nts., 3/1/22                                       1,521,000     1,470,694
--------------------------------------------------------------------------------------------------------------
Comcast Cable Communications Holdings, Inc., 9.455% Sr.
Unsec. Nts., 11/15/22                                                                  1,751,000     2,542,168
--------------------------------------------------------------------------------------------------------------
CSC Holdings, Inc., 7.625% Sr. Unsec. Debs., 7/15/18                                   2,825,000     3,164,000
--------------------------------------------------------------------------------------------------------------
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc.:
5.15% Sr.Unsec. Nts., 3/15/42(1)                                                       1,694,000     1,651,259
7.625% Sr. Unsec. Unsub. Nts., 5/15/16                                                   293,000       307,187
--------------------------------------------------------------------------------------------------------------
Dish DBS Corp., 6.75% Sr. Unsec. Nts., 6/1/21                                          3,022,000     3,271,315
--------------------------------------------------------------------------------------------------------------
Historic TW, Inc., 9.125% Debs., 1/15/13                                                 922,000       978,741
--------------------------------------------------------------------------------------------------------------
Interpublic Group of Cos., Inc. (The):
4% Sr. Nts., 3/15/22                                                                     888,000       870,950
6.25% Sr. Unsec. Nts., 11/15/14                                                        1,368,000     1,497,960
10% Sr. Unsec. Nts., 7/15/17                                                           2,881,000     3,313,150
--------------------------------------------------------------------------------------------------------------
News America, Inc., 6.15% Sr. Unsec. Nts., 2/15/41                                     1,048,000     1,201,221
--------------------------------------------------------------------------------------------------------------
Time Warner Entertainment Co. LP, 8.375% Sr. Nts., 7/15/33                             1,542,000     2,060,832
--------------------------------------------------------------------------------------------------------------
Virgin Media Secured Finance plc:
5.25% Sr. Sec. Nts., 1/15/21                                                           1,675,000     1,803,188

12 | Oppenheimer Core Bond Fund

Oppenheimer Core Bond Fund
STATEMENT OF INVESTMENTS March 30, 2012* (Unaudited)

                                                                                     Principal
                                                                                       Amount         Value
--------------------------------------------------------------------------------------------------------------
MEDIA CONTINUED
6.50% Sr. Sec. Nts., 1/15/18                                                       $   3,389,000   $ 3,698,246
                                                                                                   -----------
                                                                                                    27,830,911
--------------------------------------------------------------------------------------------------------------
MULTILINE RETAIL-0.6%
Family Dollar Stores, Inc., 5% Sr. Unsec. Nts., 2/1/21                                 1,535,000     1,607,612
--------------------------------------------------------------------------------------------------------------
Macy's Retail Holdings, Inc., 5.75% Sr. Unsec. Nts., 7/15/14                           4,811,000     5,275,921
                                                                                                   -----------
                                                                                                     6,883,533
--------------------------------------------------------------------------------------------------------------
SPECIALTY RETAIL-1.1%
Limited Brands, Inc., 6.625% Sr. Nts., 4/1/21                                          2,994,000     3,259,718
--------------------------------------------------------------------------------------------------------------
Rent-A-Center, Inc., 6.625% Sr. Unsec. Nts., 11/15/20                                  3,333,000     3,474,653
--------------------------------------------------------------------------------------------------------------
Sally Holdings LLC/Sally Capital, Inc., 6.875% Sr. Unsec. Nts., 11/15/19(1)            3,071,000     3,285,970
--------------------------------------------------------------------------------------------------------------
Staples, Inc., 9.75% Sr. Unsec. Unsub. Nts., 1/15/14                                   2,606,000     2,962,000
                                                                                                   -----------
                                                                                                    12,982,341
--------------------------------------------------------------------------------------------------------------
TEXTILES, APPAREL & LUXURY GOODS-0.2%
Phillips-Van Heusen Corp., 7.375% Sr. Unsec. Unsub. Nts., 5/15/20                      2,633,000     2,916,048
--------------------------------------------------------------------------------------------------------------
CONSUMER STAPLES-2.8%
--------------------------------------------------------------------------------------------------------------
BEVERAGES-0.7%
Anheuser-Busch InBev Worldwide, Inc., 8.20% Sr. Unsec. Unsub. Nts., 1/15/39            1,192,000     1,809,153
--------------------------------------------------------------------------------------------------------------
Fortune Brands, Inc., 6.375% Sr. Unsec. Unsub. Nts., 6/15/14                             824,000       906,577
--------------------------------------------------------------------------------------------------------------
Pernod-Ricard SA, 4.25% Sr. Unsec. Nts., 7/15/22(1)                                    2,949,000     2,961,524
--------------------------------------------------------------------------------------------------------------
SABMiller Holdings, Inc., 4.95% Sr. Unsec. Nts., 1/15/42                               1,910,000     1,980,057
                                                                                                   -----------
                                                                                                     7,657,311
--------------------------------------------------------------------------------------------------------------
FOOD & STAPLES RETAILING-0.5%
Delhaize Group:
5.70% Sr. Unsec. Nts., 10/1/40                                                           845,000       781,510
5.875% Sr. Unsec. Unsub. Bonds, 2/1/14                                                 2,660,000     2,861,306
--------------------------------------------------------------------------------------------------------------
Kroger Co. (The), 5% Sr. Nts., 4/15/13                                                 2,677,000     2,790,542
                                                                                                   -----------
                                                                                                     6,433,358
--------------------------------------------------------------------------------------------------------------
FOOD PRODUCTS-0.9%
Bunge Ltd. Finance Corp.:
5.35% Sr. Unsec. Unsub. Nts., 4/15/14                                                    980,000     1,039,822
8.50% Sr. Unsec. Nts., 6/15/19                                                         1,455,000     1,779,397
--------------------------------------------------------------------------------------------------------------
Kraft Foods, Inc.:
6% Sr. Unsec. Nts., 2/11/13                                                            2,601,000     2,717,975
6.50% Sr. Unsec. Unsub. Nts., 2/9/40                                                   1,690,000     2,080,784
--------------------------------------------------------------------------------------------------------------
TreeHouse Foods, Inc., 7.75% Sr. Unsec. Nts., 3/1/18                                   3,180,000     3,454,275
                                                                                                   -----------
                                                                                                    11,072,253
--------------------------------------------------------------------------------------------------------------
TOBACCO-0.7%
Altria Group, Inc., 10.20% Sr. Unsec. Nts., 2/6/39                                     2,105,000     3,265,213
--------------------------------------------------------------------------------------------------------------
Lorillard Tobacco Co., 7% Sr. Unsec. Nts., 8/4/41                                      1,831,000     1,970,531
--------------------------------------------------------------------------------------------------------------
Reynolds American, Inc., 7.25% Sr. Sec. Nts., 6/1/13                                   2,925,000     3,117,088
                                                                                                   -----------
                                                                                                     8,352,832
--------------------------------------------------------------------------------------------------------------
ENERGY-5.2%
--------------------------------------------------------------------------------------------------------------
ENERGY EQUIPMENT & SERVICES-1.4%
Ensco plc, 4.70% Sr. Unsec. Nts., 3/15/21                                              3,157,000     3,411,034
--------------------------------------------------------------------------------------------------------------
Nabors Industries, Inc., 6.15% Sr. Unsec. Unsub. Nts., 2/15/18                         3,651,000     4,264,602
--------------------------------------------------------------------------------------------------------------

13 | Oppenheimer Core Bond Fund

Oppenheimer Core Bond Fund
STATEMENT OF INVESTMENTS March 30, 2012* (Unaudited)

                                                                                     Principal
                                                                                       Amount         Value
--------------------------------------------------------------------------------------------------------------
ENERGY EQUIPMENT & SERVICES CONTINUED
--------------------------------------------------------------------------------------------------------------
Noble Holding International Ltd., 7.375% Sr. Unsec. Bonds, 3/15/14                 $   2,633,000   $ 2,921,890
--------------------------------------------------------------------------------------------------------------
Precision Drilling Corp.:
6.50% Sr. Unsec. Nts., 12/15/21(1)                                                     1,380,000     1,449,000
6.625% Sr. Unsec. Nts., 11/15/20                                                       1,330,000     1,399,825
--------------------------------------------------------------------------------------------------------------
Rowan Cos., Inc., 5% Sr. Unsec. Nts., 9/1/17                                           2,921,000     3,112,565
                                                                                                   -----------
                                                                                                    16,558,916
--------------------------------------------------------------------------------------------------------------
OIL, GAS & CONSUMABLE FUELS-3.8%
Anadarko Petroleum Corp., 6.20% Sr. Unsec. Nts., 3/15/40                               2,075,000     2,352,544
--------------------------------------------------------------------------------------------------------------
Canadian Oil Sands Ltd., 5.80% Sr. Unsec. Nts., 8/15/13(1)                             2,907,000     3,070,719
--------------------------------------------------------------------------------------------------------------
El Paso Pipeline Partners LP, 6.50% Sr. Unsec. Nts., 4/1/20                            4,219,000     4,734,338
--------------------------------------------------------------------------------------------------------------
Energy Transfer Partners LP:
4.65% Sr. Unsec. Unsub. Nts., 6/1/21                                                   2,402,000     2,450,729
5.20% Sr. Unsec. Unsub. Nts., 2/1/22                                                     884,000       926,199
--------------------------------------------------------------------------------------------------------------
Enterprise Products Operating LLC, 4.85% Sr. Unsec. Unsub. Nts., 8/15/42               1,632,000     1,559,784
--------------------------------------------------------------------------------------------------------------
Kaneb Pipe Line Operating Partnership LP, 5.875% Sr. Unsec. Nts., 6/1/13               4,797,000     4,991,350
--------------------------------------------------------------------------------------------------------------
Newfield Exploration Co., 6.875% Sr. Unsec. Sub. Nts., 2/1/20                          2,933,000     3,086,983
--------------------------------------------------------------------------------------------------------------
Nexen, Inc., 6.40% Sr. Unsec. Unsub. Bonds, 5/15/37                                    2,876,000     3,163,744
--------------------------------------------------------------------------------------------------------------
Phillips 66, 4.30% Unsec. Nts., 4/1/22(1)                                              2,051,000     2,089,651
--------------------------------------------------------------------------------------------------------------
Plains All American Pipeline LP/PAA Finance Corp., 5.15% Sr. Unsec.
Unsub. Nts., 6/1/42                                                                    1,692,000     1,653,920
--------------------------------------------------------------------------------------------------------------
Range Resources Corp., 8% Sr. Unsec. Sub. Nts., 5/15/19                                2,966,000     3,270,015
--------------------------------------------------------------------------------------------------------------
Ras Laffan Liquefied Natural Gas Co. Ltd. III, 5.50% Sr. Sec. Nts., 9/30/14(1)         2,768,000     2,992,900
--------------------------------------------------------------------------------------------------------------
Rockies Express Pipeline LLC, 3.90% Sr. Unsec. Unsub. Nts., 4/15/15(1)                 3,097,000     2,880,210
--------------------------------------------------------------------------------------------------------------
Southwestern Energy Co., 4.10% Sr. Unsec. Nts., 3/15/22(1)                             1,521,000     1,510,140
--------------------------------------------------------------------------------------------------------------
Woodside Finance Ltd.:
4.60% Sr. Unsec. Nts., 5/10/21(1)                                                      2,326,000     2,422,841
5% Sr. Unsec. Nts., 11/15/13(1)                                                        2,974,000     3,124,315
                                                                                                   -----------
                                                                                                    46,280,382
--------------------------------------------------------------------------------------------------------------
FINANCIALS-15.8%
--------------------------------------------------------------------------------------------------------------
CAPITAL MARKETS-3.3%
Blackstone Holdings Finance Co. LLC, 6.625% Sr. Unsec. Nts., 8/15/19(1)                4,750,000     5,085,018
--------------------------------------------------------------------------------------------------------------
Goldman Sachs Capital, Inc. (The), 6.345% Sub. Bonds, 2/15/34                          2,839,000     2,650,363
--------------------------------------------------------------------------------------------------------------
Goldman Sachs Group, Inc. (The):
5.25% Sr. Unsec. Nts., 7/27/21                                                         2,592,000     2,569,600
5.75% Sr. Unsec. Nts., 1/24/22                                                         1,843,000     1,898,802
6.25% Sr. Nts., 2/1/41                                                                 2,816,000     2,782,695
--------------------------------------------------------------------------------------------------------------
Macquarie Bank Ltd.:
5% Sr. Nts., 2/22/17(1)                                                                  979,000       987,298
6.625% Unsec. Sub. Nts., 4/7/21(1)                                                     4,420,000     4,442,847
--------------------------------------------------------------------------------------------------------------
Morgan Stanley:
5.50% Sr. Unsec. Unsub. Nts., 7/24/20(1)                                               2,513,000     2,455,872
5.625% Sr. Unsec. Nts., 9/23/19                                                        7,183,000     7,108,361
--------------------------------------------------------------------------------------------------------------

14 | Oppenheimer Core Bond Fund

Oppenheimer Core Bond Fund
STATEMENT OF INVESTMENTS March 30, 2012* (Unaudited)

                                                                                     Principal
                                                                                       Amount         Value
--------------------------------------------------------------------------------------------------------------
CAPITAL MARKETS CONTINUED
Nomura Holdings, Inc.:
4.125% Sr. Unsec. Unsub. Nts., 1/19/16                                             $   2,649,000   $ 2,672,298
6.70% Sr. Unsec. Nts., 3/4/20                                                            271,000       293,654
--------------------------------------------------------------------------------------------------------------
Raymond James Financial, Inc., 5.625% Sr. Nts., 4/1/24                                 2,977,000     3,041,818
--------------------------------------------------------------------------------------------------------------
TD Ameritrade Holding Corp., 2.95% Sr. Unsec. Unsub. Nts., 12/1/12                     3,242,000     3,289,904
--------------------------------------------------------------------------------------------------------------
UBS AG Stamford CT, 2.25% Sr. Unsec. Nts., 8/12/13                                     1,120,000     1,127,353
                                                                                                   -----------
                                                                                                    40,405,883
--------------------------------------------------------------------------------------------------------------
COMMERCIAL BANKS-3.7%
ANZ National International Ltd., 2.375% Sr. Unsec. Nts., 12/21/12(1)                   3,088,000     3,123,703
--------------------------------------------------------------------------------------------------------------
Fifth Third Cap Trust IV, 6.50% Jr. Unsec. Sub. Nts., 4/15/37                          5,277,000     5,277,000
--------------------------------------------------------------------------------------------------------------
HSBC Finance Capital Trust IX, 5.911% Nts., 11/30/35(2)                                7,850,000     7,403,806
--------------------------------------------------------------------------------------------------------------
Lloyds TSB Bank plc, 6.50% Unsec. Sub. Nts., 9/14/20(1)                                5,320,000     5,269,465
--------------------------------------------------------------------------------------------------------------
Mercantile Bankshares Corp., 4.625% Unsec. Sub. Nts., Series B, 4/15/13                1,818,000     1,880,354
--------------------------------------------------------------------------------------------------------------
Nordea Bank AB, 3.125% Sr. Nts., 3/20/17(1)                                            5,585,000     5,595,924
--------------------------------------------------------------------------------------------------------------
Sumitomo Mitsui Banking Corp., 8% Unsec. Sub. Nts., 6/15/12                            2,782,000     2,813,843
--------------------------------------------------------------------------------------------------------------
Wells Fargo & Co., 7.98% Jr. Sub. Perpetual Bonds, Series K(11)                        7,928,000     8,671,250
--------------------------------------------------------------------------------------------------------------
Zions Bancorp:
7.75% Sr. Unsec. Nts., 9/23/14                                                         2,529,000     2,770,823
4.50% Sr. Unsec. Unsub. Nts., 3/27/17                                                  2,126,000     2,114,579
                                                                                                   -----------
                                                                                                    44,920,747
--------------------------------------------------------------------------------------------------------------
CONSUMER FINANCE-1.1%
American Express Bank FSB, 5.50% Sr. Unsec. Nts., 4/16/13                              2,690,000     2,816,688
--------------------------------------------------------------------------------------------------------------
Discover Bank, 8.70% Unsec. Sub. Nts., 11/18/19                                        4,330,000     5,394,479
--------------------------------------------------------------------------------------------------------------
SLM Corp., 6.25% Sr. Nts., 1/25/16                                                     4,580,000     4,766,415
                                                                                                   -----------
                                                                                                    12,977,582
--------------------------------------------------------------------------------------------------------------
DIVERSIFIED FINANCIAL SERVICES-2.5%
Bank of America Corp., 5.70% Sr. Unsec. Unsub. Nts., 1/24/22                           3,201,000     3,393,636
--------------------------------------------------------------------------------------------------------------
Citigroup, Inc., 6.125% Sr. Unsec. Unsub. Nts., 11/21/17                               4,928,000     5,505,729
--------------------------------------------------------------------------------------------------------------
ING Bank NV:
3.75% Unsec. Nts., 3/7/17(1)                                                           3,098,000     3,071,215
5% Sr. Unsec. Nts., 6/9/21(1)                                                          2,235,000     2,273,037
--------------------------------------------------------------------------------------------------------------
JPMorgan Chase & Co., 7.90% Perpetual Bonds, Series 1(11)                              9,819,000    10,794,243
--------------------------------------------------------------------------------------------------------------
Merrill Lynch & Co., Inc., 7.75% Jr. Sub. Bonds, 5/14/38                               4,315,000     4,711,708
                                                                                                   -----------
                                                                                                    29,749,568
--------------------------------------------------------------------------------------------------------------
INSURANCE-4.0%
American International Group, Inc., 3.80% Unsec. Nts., 3/22/17                         2,655,000     2,690,755
--------------------------------------------------------------------------------------------------------------
Burlington Northern Santa Fe LLC, 5.75% Sr. Unsec. Bonds, 5/1/40                         927,000     1,059,009
--------------------------------------------------------------------------------------------------------------
CNA Financial Corp.:
5.75% Sr. Unsec. Unsub. Nts., 8/15/21                                                  2,178,000     2,324,320
5.875% Sr. Unsec. Unsub. Bonds, 8/15/20                                                1,534,000     1,646,620
--------------------------------------------------------------------------------------------------------------
Gulf South Pipeline Co. LP, 5.75% Sr. Unsec. Nts., 8/15/12(1)                          2,685,000     2,721,927
--------------------------------------------------------------------------------------------------------------
International Lease Finance Corp., 5.75% Sr. Unsec. Unsub. Nts., 5/15/16               2,689,000     2,687,930
--------------------------------------------------------------------------------------------------------------
Irish Life & Permanent Group Holdings plc, 3.60% Sr. Unsec. Unsub.
Nts., 1/14/13(1)                                                                       1,900,000     1,862,000

15 | Oppenheimer Core Bond Fund

Oppenheimer Core Bond Fund
STATEMENT OF INVESTMENTS March 30, 2012* (Unaudited)

                                                                                     Principal
                                                                                       Amount         Value
--------------------------------------------------------------------------------------------------------------
INSURANCE CONTINUED
--------------------------------------------------------------------------------------------------------------
Liberty Mutual Group, Inc., 5% Sr. Nts., 6/1/21(1)                                 $   4,145,000   $ 4,145,327
--------------------------------------------------------------------------------------------------------------
Lincoln National Corp., 6.05% Jr. Unsec. Sub. Bonds, 4/20/67                           6,060,000     5,696,400
--------------------------------------------------------------------------------------------------------------
Prudential Covered Trust 2012-1, 2.997% Sec. Nts., 9/30/15(1)                          3,910,000     3,957,401
--------------------------------------------------------------------------------------------------------------
Swiss Re Capital I LP, 6.854% Perpetual Bonds(1,11)                                    6,303,000     5,954,034
--------------------------------------------------------------------------------------------------------------
Unum Group, 5.625% Sr. Unsec. Unsub. Nts., 9/15/20                                     5,031,000     5,331,718
--------------------------------------------------------------------------------------------------------------
Willis Group Holdings plc, 4.125% Sr. Unsec. Unsub. Nts., 3/15/16                      2,824,000     2,872,641
--------------------------------------------------------------------------------------------------------------
ZFS Finance USA Trust V, 6.50% Jr. Sub. Bonds, 5/9/37(1,2)                             5,581,000     5,413,570
                                                                                                   -----------
                                                                                                    48,363,652
--------------------------------------------------------------------------------------------------------------
REAL ESTATE INVESTMENT TRUSTS-1.2%
American Tower Corp.:
5.05% Sr. Unsec. Unsub. Nts., 9/1/20                                                     985,000     1,019,190
7% Sr. Unsec. Nts., 10/15/17                                                           2,465,000     2,874,873
--------------------------------------------------------------------------------------------------------------
Brandywine Operating Partnership LP, 5.75% Sr. Unsec. Unsub. Nts., 4/1/12              1,402,000     1,402,000
--------------------------------------------------------------------------------------------------------------
CommonWealth REIT, 5.75% Sr. Unsec. Unsub. Bonds, 2/15/14                              2,798,000     2,895,888
--------------------------------------------------------------------------------------------------------------
Duke Realty LP, 6.25% Sr. Unsec. Unsub. Nts., 5/15/13                                  3,074,000     3,224,915
--------------------------------------------------------------------------------------------------------------
WEA Finance LLC/WT Finance Aust Pty Ltd., 7.50% Sr. Unsec. Nts., 6/2/14(1)             2,683,000     2,964,160
                                                                                                   -----------
                                                                                                    14,381,026
--------------------------------------------------------------------------------------------------------------
HEALTH CARE-1.1%
--------------------------------------------------------------------------------------------------------------
BIOTECHNOLOGY-0.3%
Celgene Corp., 5.70% Sr. Unsec. Nts., 10/15/40                                         1,783,000     1,868,639
--------------------------------------------------------------------------------------------------------------
Gilead Sciences, Inc., 5.65% Sr. Unsec. Nts., 12/1/41                                  1,585,000     1,694,097
                                                                                                   -----------
                                                                                                     3,562,736
--------------------------------------------------------------------------------------------------------------
HEALTH CARE PROVIDERS & SERVICES-0.5%
Aristotle Holding, Inc., 3.90% Unsec. Nts., 2/15/22(1)                                 2,094,000     2,119,951
--------------------------------------------------------------------------------------------------------------
McKesson Corp., 6% Sr. Unsec. Unsub. Nts., 3/1/41                                      1,440,000     1,790,317
--------------------------------------------------------------------------------------------------------------
Quest Diagnostics, Inc., 5.75% Sr. Unsec. Nts., 1/30/40                                2,043,000     2,133,390
                                                                                                   -----------
                                                                                                     6,043,658
--------------------------------------------------------------------------------------------------------------
PHARMACEUTICALS-0.3%
Mylan, Inc., 6% Sr. Nts., 11/15/18(1)                                                  3,358,000     3,525,900
--------------------------------------------------------------------------------------------------------------
INDUSTRIALS-3.0%
--------------------------------------------------------------------------------------------------------------
AEROSPACE & DEFENSE-0.3%
BE Aerospace, Inc., 8.50% Sr. Unsec. Nts., 7/1/18                                      2,986,000     3,314,460
--------------------------------------------------------------------------------------------------------------
COMMERCIAL SERVICES & SUPPLIES-0.5%
Corrections Corp. of America, 7.75% Sr. Nts., 6/1/17                                   3,171,000     3,472,245
--------------------------------------------------------------------------------------------------------------
R.R. Donnelley & Sons Co., 8.60% Sr. Unsec. Unsub. Nts., 8/15/16                       2,758,000     2,937,270
                                                                                                   -----------
                                                                                                     6,409,515
--------------------------------------------------------------------------------------------------------------
INDUSTRIAL CONGLOMERATES-0.8%
General Electric Capital Corp.:
4.25% Sr. Unsec. Nts., Series A, 6/15/12                                               2,385,000     2,402,391
5.25% Sr. Unsec. Nts., 10/19/12                                                          578,000       592,576
6.375% Unsec. Sub. Bonds, 11/15/67                                                     6,149,000     6,287,353
                                                                                                   -----------
                                                                                                     9,282,320

16 | Oppenheimer Core Bond Fund

Oppenheimer Core Bond Fund
STATEMENT OF INVESTMENTS March 30, 2012* (Unaudited)

                                                                                     Principal
                                                                                       Amount         Value
--------------------------------------------------------------------------------------------------------------
MACHINERY-1.1%
CNH Capital LLC, 6.25% Sr. Unsec. Nts., 11/1/16(1)                                 $   3,214,000   $ 3,463,085
--------------------------------------------------------------------------------------------------------------
ITT Corp., 7.375% Unsec. Debs., 11/15/15                                               2,060,000     2,379,300
--------------------------------------------------------------------------------------------------------------
Joy Global, Inc., 5.125% Sr. Unsec. Unsub. Nts., 10/15/21                              1,566,000     1,698,247
--------------------------------------------------------------------------------------------------------------
Kennametal, Inc., 3.875% Sr. Unsec. Unsub. Nts., 2/15/22                               2,240,000     2,259,168
--------------------------------------------------------------------------------------------------------------
SPX Corp., 6.875% Sr. Unsec. Nts., 9/1/17(1)                                           2,616,000     2,877,600
                                                                                                   -----------
                                                                                                    12,677,400
--------------------------------------------------------------------------------------------------------------
PROFESSIONAL SERVICES-0.0%
FTI Consulting, Inc., 6.75% Sr. Unsec. Nts., 10/1/20                                     489,000       526,286
--------------------------------------------------------------------------------------------------------------
ROAD & RAIL-0.3%
CSX Corp., 5.50% Sr. Unsec. Nts., 4/15/41                                                973,000     1,056,690
--------------------------------------------------------------------------------------------------------------
Kansas City Southern de Mexico, 8% Sr. Unsec. Unsub. Nts., 2/1/18                      2,824,000     3,162,880
                                                                                                   -----------
                                                                                                     4,219,570
--------------------------------------------------------------------------------------------------------------
INFORMATION TECHNOLOGY-1.3%
--------------------------------------------------------------------------------------------------------------
COMMUNICATIONS EQUIPMENT-0.1%
Juniper Networks, Inc., 5.95% Sr. Unsec. Unsub. Nts., 3/15/41                          1,294,000     1,483,350
--------------------------------------------------------------------------------------------------------------
COMPUTERS & PERIPHERALS-0.2%
Hewlett-Packard Co., 4.65% Sr. Unsec. Nts., 12/9/21                                    2,337,000     2,448,631
--------------------------------------------------------------------------------------------------------------
ELECTRONIC EQUIPMENT & INSTRUMENTS-0.4%
Arrow Electronics, Inc., 5.125% Sr. Unsec. Unsub. Nts., 3/1/21                         3,232,000     3,307,739
--------------------------------------------------------------------------------------------------------------
Corning, Inc., 4.75% Sr. Unsec. Unsub. Nts., 3/15/42                                   1,196,000     1,158,918
                                                                                                   -----------
                                                                                                     4,466,657
--------------------------------------------------------------------------------------------------------------
OFFICE ELECTRONICS-0.2%
Xerox Corp., 5.65% Sr. Unsec. Nts., 5/15/13                                            2,655,000     2,779,026
--------------------------------------------------------------------------------------------------------------
SOFTWARE-0.4%
BMC Software, Inc., 4.25% Sr. Unsec. Nts., 2/15/22                                     1,039,000     1,043,278
--------------------------------------------------------------------------------------------------------------
Symantec Corp., 4.20% Sr. Unsec. Unsub. Nts., 9/15/20                                  3,686,000     3,765,396
                                                                                                   -----------
                                                                                                     4,808,674
--------------------------------------------------------------------------------------------------------------
MATERIALS-3.0%
--------------------------------------------------------------------------------------------------------------
CHEMICALS-0.8%
Agrium, Inc., 6.125% Sr. Unsec. Nts., 1/15/41                                          1,491,000     1,725,427
--------------------------------------------------------------------------------------------------------------
Airgas, Inc., 3.25% Sr. Nts., 10/1/15                                                  5,417,000     5,638,490
--------------------------------------------------------------------------------------------------------------
Mosaic Co. (The), 4.875% Sr. Unsec. Unsub. Nts., 11/15/41                              1,973,000     1,968,569
                                                                                                   -----------
                                                                                                     9,332,486
--------------------------------------------------------------------------------------------------------------
CONTAINERS & PACKAGING-0.6%
Crown Americas LLC/Crown Americas Capital Corp. III, 6.25% Sr.
Unsec. Nts., 2/1/21                                                                    2,937,000     3,171,960
--------------------------------------------------------------------------------------------------------------
Rock-Tenn Co., 4.90% Sr. Unsec. Nts., 3/1/22(1)                                        1,064,000     1,064,093
--------------------------------------------------------------------------------------------------------------
Sealed Air Corp., 8.375% Sr. Unsec. Nts., 9/15/21(1)                                   2,552,000     2,880,570
                                                                                                   -----------
                                                                                                     7,116,623
--------------------------------------------------------------------------------------------------------------
METALS & MINING-1.5%
ArcelorMittal, 6.25% Sr. Unsec. Unsub. Nts., 2/25/22                                   1,653,000     1,673,795
--------------------------------------------------------------------------------------------------------------
Cliffs Natural Resources, Inc., 6.25% Sr. Unsec. Unsub. Nts., 10/1/40                    814,000       864,882
--------------------------------------------------------------------------------------------------------------
Freeport-McMoRan Copper & Gold, Inc., 3.55% Sr. Unsec. Nts., 3/1/22                    2,166,000     2,083,696
--------------------------------------------------------------------------------------------------------------
Petrohawk Energy Corp., 6.25% Sr. Unsec. Nts., 6/1/19                                  4,741,000     5,392,888
--------------------------------------------------------------------------------------------------------------
Teck Resources Ltd., 7% Sr. Unsec. Unsub. Nts., 9/15/12                                3,075,000     3,134,981
--------------------------------------------------------------------------------------------------------------

17 | Oppenheimer Core Bond Fund

Oppenheimer Core Bond Fund
STATEMENT OF INVESTMENTS March 30, 2012* (Unaudited)

                                                                                     Principal
                                                                                       Amount         Value
--------------------------------------------------------------------------------------------------------------
METALS & MINING CONTINUED
Xstrata Canada Corp.:
5.375% Sr. Unsec. Unsub. Nts., 6/1/15                                              $   1,485,000   $ 1,621,822
6% Sr. Unsec. Unsub. Nts., 10/15/15                                                    2,214,000     2,444,214
7.25% Sr. Unsec. Unsub. Nts., 7/15/12                                                  1,069,000     1,088,822
--------------------------------------------------------------------------------------------------------------
Xstrata Finance Canada Ltd., 5.80% Sr. Unsec. Unsub. Bonds, 11/15/16(1)                   52,000        58,462
                                                                                                   -----------
                                                                                                    18,363,562
--------------------------------------------------------------------------------------------------------------
PAPER & FOREST PRODUCTS-0.1%
International Paper Co., 6% Sr. Unsec. Unsub. Nts., 11/15/41                           1,318,000     1,431,468
--------------------------------------------------------------------------------------------------------------
TELECOMMUNICATION SERVICES-2.8%
--------------------------------------------------------------------------------------------------------------
DIVERSIFIED TELECOMMUNICATION SERVICES-2.6%
AT&T, Inc., 6.30% Sr. Unsec. Bonds, 1/15/38                                            3,885,000     4,568,519
--------------------------------------------------------------------------------------------------------------
British Telecommunications plc, 9.875% Bonds, 12/15/30                                 1,796,000     2,643,590
--------------------------------------------------------------------------------------------------------------
CenturyLink, Inc., 7.65% Sr. Unsec. Unsub. Nts., 3/15/42                               2,333,000     2,193,104
--------------------------------------------------------------------------------------------------------------
Frontier Communications Corp., 8.25% Sr. Unsec. Nts., 4/15/17                          3,254,000     3,514,320
--------------------------------------------------------------------------------------------------------------
Qwest Corp., 7.625% Sr. Unsec. Unsub. Nts., 6/15/15                                    3,227,000     3,756,315
--------------------------------------------------------------------------------------------------------------
Telecom Italia Capital SA:
7.175% Sr. Unsec. Unsub. Nts., 6/18/19                                                 3,971,000     4,248,970
7.721% Sr. Unsec. Unsub. Nts., 6/4/38                                                  1,262,000     1,236,760
--------------------------------------------------------------------------------------------------------------
Telefonica Emisiones SAU, 5.462% Sr. Unsec. Unsub. Nts., 2/16/21                       4,450,000     4,332,124
--------------------------------------------------------------------------------------------------------------
Verizon Communications, Inc., 6.40% Sr. Unsec. Nts., 2/15/38                           1,690,000     2,048,253
--------------------------------------------------------------------------------------------------------------
Windstream Corp., 7.875% Sr. Unsec. Unsub. Nts., 11/1/17                               2,881,000     3,190,708
                                                                                                   -----------
                                                                                                    31,732,663
--------------------------------------------------------------------------------------------------------------
WIRELESS TELECOMMUNICATION SERVICES-0.2%
America Movil SAB de CV, 6.125% Sr. Unsec. Unsub. Nts., 3/30/40                        1,413,000     1,650,141
--------------------------------------------------------------------------------------------------------------
UTILITIES-2.1%
--------------------------------------------------------------------------------------------------------------
ELECTRIC UTILITIES-1.3%
Allegheny Energy Supply Co. LLC, 8.25% Bonds, 4/15/12(1)                               2,716,000     2,721,332
--------------------------------------------------------------------------------------------------------------
Edison International, 3.75% Sr. Unsec. Unsub. Nts., 9/15/17                            2,470,000     2,593,878
--------------------------------------------------------------------------------------------------------------
Great Plains Energy, Inc., 2.75% Sr. Unsec. Unsub. Nts., 8/15/13                       2,763,000     2,811,043
--------------------------------------------------------------------------------------------------------------
Northeast Utilities Co., 7.25% Sr. Unsec. Nts., 4/1/12                                 2,860,000     2,860,000
--------------------------------------------------------------------------------------------------------------
Oncor Electric Delivery Co., 7% Debs., 9/1/22                                            533,000       647,802
--------------------------------------------------------------------------------------------------------------
PPL WEM Holdings plc, 5.375% Sr. Unsec. Nts., 5/1/21(1)                                4,036,000     4,359,655
                                                                                                   -----------
                                                                                                    15,993,710
--------------------------------------------------------------------------------------------------------------
ENERGY TRADERS-0.3%
TransAlta Corp., 5.75% Sr. Unsec. Nts., 12/15/13                                       2,889,000     3,075,962
--------------------------------------------------------------------------------------------------------------
GAS UTILITIES-0.2%
Southwest Gas Corp., 3.875% Sr. Unsec. Unsub. Nts., 4/1/22                             2,095,000     2,140,629
--------------------------------------------------------------------------------------------------------------
MULTI-UTILITIES-0.3%
CMS Energy Corp., 6.25% Sr. Unsec. Nts., 2/1/20                                        2,682,000     2,942,192
--------------------------------------------------------------------------------------------------------------
Pacific Gas & Electric Co., 4.50% Sr. Unsec. Nts., 12/15/41                              746,000       747,283
                                                                                                   -----------
                                                                                                     3,689,475
                                                                                                   -----------
Total Corporate Bonds and Notes (Cost $516,252,277)                                                532,462,921

18 | Oppenheimer Core Bond Fund

Oppenheimer Core Bond Fund
STATEMENT OF INVESTMENTS March 30, 2012* (Unaudited)

                                                                                       Shares          Value
----------------------------------------------------------------------------------------------------------------
INVESTMENT COMPANY-14.0%
Oppenheimer Institutional Money Market Fund, Cl. E, 0.22%(12,13)
(Cost $168,559,404)                                                                 168,559,404  $  168,559,404
----------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENTS, AT VALUE (COST $1,583,196,729)                                         134.6%  1,621,533,485
----------------------------------------------------------------------------------------------------------------
LIABILITIES IN EXCESS OF OTHER ASSETS                                                     (34.6)   (417,153,874)
                                                                                     ---------------------------
NET ASSETS                                                                                100.0% $1,204,379,611
                                                                                     ===========================

Footnotes to Statement of Investments

-----------
* March 30, 2012 represents the last business day of the Fund's quarterly period. See accompanying Notes.

1. Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Trustees. These securities amount to $172,429,213 or 14.32% of the Fund's net assets as of March 30, 2012.

2. Represents the current interest rate for a variable or increasing rate security.

3. Restricted security. The aggregate value of restricted securities as of March 30, 2012 was $5,364,457, which represents 0.45% of the Fund's net assets. See accompanying Notes. Information concerning restricted securities is as follows:

                                                                                                             UNREALIZED
                                                                 ACQUISITION                                APPRECIATION
SECURITY                                                            DATE            COST         VALUE     (DEPRECIATION)
------------------------------------------------------------------------------------------------------------------------
Exeter Automobile Receivables Trust, Automobile Receivable
Nts., Series 2012-1A, Cl. A, 2.02%, 8/15/16                           2/23/12  $   2,346,125  $2,345,643     $      (482)
JPMorgan Chase Commercial Mortgage Securities Corp.,
Commercial Mtg. Pass-Through Certificates, Series 2007-LDPX,
Cl. A2S2, 5.187%, 1/1/49                                              7/14/10        230,034     236,440           6,406
NC Finance Trust, Collateralized Mtg. Obligation Pass-Through
Certificates, Series 1999-I, Cl. ECFD, 3.405%, 1/25/29                8/10/10      1,703,335     140,053      (1,563,282)
Santander Drive Auto Receivables Trust 2011-S1A, Automobile
Receivables Nts., Series 2011-S1A, Cl. D, 3.10%, 5/15/17        2/4/11-2/9/12      2,651,500   2,642,321          (9,179)
                                                                               -----------------------------------------
                                                                               $   6,930,994  $5,364,457     $(1,566,537)
                                                                               =========================================

4. All or a portion of the security position is when-issued or delayed delivery to be delivered and settled after March 30, 2012. See accompanying Notes.

5. Interest-Only Strips represent the right to receive the monthly interest payments on an underlying pool of mortgage loans or other receivables. These securities typically decline in price as interest rates decline. Most other fixed income securities increase in price when interest rates decline. The principal amount of the underlying pool represents the notional amount on which current interest is calculated. The price of these securities is typically more sensitive to changes in prepayment rates than traditional mortgage or asset-backed securities (for example, GNMA pass-throughs). Interest rates disclosed represent current yields based upon the current cost basis and estimated timing and amount of future cash flows. These securities amount to $37,971,237 or 3.15% of the Fund's net assets as of March 30, 2012.

6. The current amortization rate of the security's cost basis exceeds the future interest payments currently estimated to be received. Both the amortization rate and interest payments are contingent on future mortgage pre-payment speeds and are therefore subject to change.

7. Principal-Only Strips represent the right to receive the monthly principal payments on an underlying pool of mortgage loans. The value of these securities generally increases as interest rates decline and prepayment rates rise. The price of these securities is typically more volatile than that of coupon-bearing bonds of the same maturity. Interest rates disclosed represent current yields based upon the current cost basis and estimated timing of future cash flows. These securities amount to $360,813 or 0.03% of the Fund's net assets as of March 30, 2012.

8. This security is not accruing income because the issuer has missed an interest payment on it and/or is not anticipated to make future interest and/or principal payments. The rate shown is the original contractual interest rate. See accompanying Notes.

9. All or a portion of the security position is held in collateralized accounts to cover initial margin requirements on open futures contracts and written options on futures, if applicable. The aggregate market value of such securities is $2,128,374. See accompanying Notes.

10.  Zero coupon bond reflects effective yield on the date of purchase.

11. This bond has no contractual maturity date, is not redeemable and contractually pays an indefinite stream of interest. Rate reported represents the current interest rate for this variable rate security.

19 | Oppenheimer Core Bond Fund

Oppenheimer Core Bond Fund
STATEMENT OF INVESTMENTS March 30, 2012* (Unaudited)

12. Is or was an affiliate, as defined in the Investment Company Act of 1940, at or during the period ended March 30, 2012, by virtue of the Fund owning at least 5% of the voting securities of the issuer or as a result of the Fund and the issuer having the same investment adviser. Transactions during the period in which the issuer was an affiliate are as follows:

                                                           SHARES            GROSS        GROSS          SHARES
                                                    DECEMBER 30, 2011(A)   ADDITIONS    REDUCTIONS   MARCH 30, 2012
-------------------------------------------------------------------------------------------------------------------
Oppenheimer Institutional Money Market Fund, Cl. E        216,745,143     88,022,855   136,208,594     168,559,404

                                                                                         VALUE             INCOME
-------------------------------------------------------------------------------------------------------------------
Oppenheimer Institutional Money Market Fund, Cl. E                                   $ 168,559,404       $  101,185

A. December 30, 2011 represents the last busyness day of the Fund's 2011 fiscal year. See accompanying Notes.

13.  Rate shown is the 7-day yield as of March 30, 2012.


FUTURES CONTRACTS AS OF MARCH 30, 2012 ARE AS FOLLOWS:

                                                                                   UNREALIZED
                                         NUMBER OF    EXPIRATION                  APPRECIATION
CONTRACT DESCRIPTION         BUY/SELL    CONTRACTS       DATE         VALUE      (DEPRECIATION)
-----------------------------------------------------------------------------------------------
U.S. Long Bonds                   Buy           209       6/20/12  $ 28,789,750  $     (590,709)
U.S. Treasury Nts., 2 yr.        Sell           632       6/29/12   139,128,876          49,193
U.S. Treasury Nts., 5 yr.        Sell           485       6/29/12    59,431,446         196,417
U.S. Treasury Nts., 10 yr.       Sell           365       6/20/12    47,261,797        (158,307)
U.S. Treasury Ultra Bonds         Buy           329       6/20/12    49,668,719      (2,090,414)
                                                                                 --------------
                                                                                 $   (2,593,820)
                                                                                 ==============

NOTES TO STATEMENT OF INVESTMENTS

QUARTERLY AND ANNUAL PERIODS. The last day of the Fund's quarterly period was the last day the New York Stock Exchange was open for trading. The Fund's financial statements have been presented through that date to maintain consistency with the Fund's net asset value calculations used for shareholder transactions.

The last day of the Fund's fiscal year was the last day the New York Stock Exchange was open for trading. The Fund's financial statements have been presented through that date to maintain consistency with the Fund's net asset value calculations used for shareholder transactions.

SECURITIES ON A WHEN-ISSUED OR DELAYED DELIVERY BASIS. The Fund may purchase securities on a "when-issued" basis, and may purchase or sell securities on a "delayed delivery" basis. "When-issued" or "delayed delivery" refers to securities whose terms and indenture are available and for which a market exists, but which are not available for immediate delivery. Delivery and payment for securities that have been purchased by the Fund on a when-issued basis normally takes place within six months and possibly as long as two years or more after the trade date. During this period, such securities do not earn interest, are subject to market fluctuation and may increase or decrease in value prior to their delivery. The purchase of securities on a when-issued basis may increase the volatility of the Fund's net asset value to the extent the Fund executes such transactions while remaining substantially fully invested. When the Fund engages in when-issued or delayed delivery transactions, it relies on the buyer or seller, as the case may be, to complete the transaction. Their failure to do so may cause the Fund to lose the opportunity to obtain or dispose of the security at a price and yield it considers advantageous. The Fund may also sell securities that it purchased on a when-issued basis or forward commitment prior to settlement of the original purchase.

As of March 30, 2012, the Fund had purchased securities issued on a when-issued or delayed delivery basis and sold securities issued on a delayed delivery basis as follows:

                      WHEN-ISSUED OR DELAYED DELIVERY
                            BASIS TRANSACTIONS
-----------------------------------------------------

Purchased securities  $                   432,973,060
Sold securities                            10,100,933


20 | Oppenheimer Core Bond Fund

Oppenheimer Core Bond Fund
STATEMENT OF INVESTMENTS March 30, 2012* (Unaudited)

The Fund may enter into "forward roll" transactions with respect to mortgage-related securities. In this type of transaction, the Fund sells a mortgage-related security to a buyer and simultaneously agrees to repurchase a similar security (same type, coupon and maturity) at a later date at a set price. During the period between the sale and the repurchase, the Fund will not be entitled to receive interest and principal payments on the securities that have been sold. The Fund records the incremental difference between the forward purchase and sale of each forward roll as realized gain (loss) on investments or as fee income in the case of such transactions that have an associated fee in lieu of a difference in the forward purchase and sale price.

Forward roll transactions may be deemed to entail embedded leverage since the Fund purchases mortgage-related securities with extended settlement dates rather than paying for the securities under a normal settlement cycle. This embedded leverage increases the Fund's market value of investments relative to its net assets which can incrementally increase the volatility of the Fund's performance. Forward roll transactions can be replicated over multiple settlement periods.

Risks of entering into forward roll transactions include the potential inability of the counterparty to meet the terms of the agreement; the potential of the Fund to receive inferior securities at redelivery as compared to the securities sold to the counterparty; and counterparty credit risk.

CREDIT RISK. The Fund invests in high-yield, non-investment-grade bonds, which may be subject to a greater degree of credit risk. Credit risk relates to the ability of the issuer to meet interest or principal payments or both as they become due. The Fund may acquire securities that have missed an interest payment, and is not obligated to dispose of securities whose issuers or underlying obligors subsequently miss an interest payment. Information concerning securities not accruing interest as of March 30, 2012 is as follows:

Cost                               $1,703,335
Market Value                       $  140,053
Market Value as a % of Net Assets       0.01%

INVESTMENT IN OPPENHEIMER INSTITUTIONAL MONEY MARKET FUND. The Fund is permitted to invest daily available cash balances in an affiliated money market fund. The Fund may invest the available cash in Class E shares of Oppenheimer Institutional Money Market Fund ("IMMF") to seek current income while preserving liquidity. IMMF is a registered open-end management investment company, regulated as a money market fund under the Investment Company Act of 1940, as amended. The Manager is also the investment adviser of IMMF. When applicable, the Fund's investment in IMMF is included in the Statement of Investments. Shares of IMMF are valued at their net asset value per share. As a shareholder, the Fund is subject to its proportional share of IMMF's Class E expenses, including its management fee. The Manager will waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund's investment in IMMF.

FOREIGN CURRENCY TRANSLATION. The Fund's accounting records are maintained in U.S. dollars. The values of securities denominated in foreign currencies and amounts related to the purchase and sale of foreign securities and foreign investment income are translated into U.S. dollars as of the close of the Exchange, normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading. Foreign exchange rates may be valued primarily using a reliable bank, dealer or service authorized by the Board of Trustees.

SECURITIES VALUATION

The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading.

The Fund's Board has adopted procedures for the valuation of the Fund's securities and has delegated the day-to-day responsibility for valuation determinations under those procedures to the Manager. The Manager has established a Valuation Committee which is responsible for determining a "fair valuation" for any security for which market quotations are not "readily available." The Valuation Committee's fair valuation determinations are subject to review, approval and ratification by the Fund's Board at its next regularly scheduled meeting covering the calendar quarter in which the fair valuation was determined.

21 | Oppenheimer Core Bond Fund

Oppenheimer Core Bond Fund
STATEMENT OF INVESTMENTS March 30, 2012* (Unaudited)

Valuation Methods and inputs

Securities are valued using unadjusted quoted market prices, when available, as supplied primarily by third party pricing services or dealers.

The following methodologies are used to determine the market value or the fair value of the types of securities described below:

Securities traded on a registered U.S. securities exchange (including exchange-traded derivatives other than futures and futures options) are valued based on the last sale price of the security reported on the principal exchange on which it is traded, prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the current day's closing "bid" and "asked" prices, and if not, at the current day's closing bid price. A security of a foreign issuer traded on a foreign exchange but not listed on a registered U.S. securities exchange is valued based on the last sale price on the principal exchange on which the security is traded, as identified by the third party pricing service used by the Manager, prior to the time when the Fund's assets are valued. If the last sale price is unavailable, the security is valued at the most recent official closing price on the principal exchange on which it is traded. If the last sales price or official closing price for a foreign security is not available, the security is valued at the mean between the bid and asked price per the exchange or, if not available from the exchange, obtained from two dealers. If bid and asked prices are not available from either the exchange or two dealers, the security is valued by using one of the following methodologies (listed in order of priority); (1) using a bid from the exchange, (2) the mean between the bid and asked price as provided by a single dealer, or (3) a bid from a single dealer.

Shares of a registered investment company that are not traded on an exchange are valued at that investment company's net asset value per share.

Corporate and government debt securities (of U.S. or foreign issuers) and municipal debt securities, event-linked bonds, loans, mortgage-backed securities, collateralized mortgage obligations, and asset-backed securities are valued at the mean between the "bid" and "asked" prices utilizing evaluated prices obtained from third party pricing services or broker-dealers who may use matrix pricing methods to determine the evaluated prices.

Short-term money market type debt securities with a remaining maturity of sixty days or less are valued at cost adjusted by the amortization of discount or premium to maturity (amortized cost), which approximates market value. Short-term debt securities with a remaining maturity in excess of sixty days are valued at the mean between the "bid" and "asked" prices utilizing evaluated prices obtained from third party pricing services or broker-dealers.

Futures contracts and futures options traded on a commodities or futures exchange will be valued at the final settlement price or official closing price on the principal exchange as reported by such principal exchange at its trading session ending at, or most recently prior to, the time when the Fund's assets are valued.

A description of the standard inputs that may generally be considered by the third party pricing vendors in determining their evaluated prices is provided below.

SECURITY TYPE                                             STANDARD INPUTS GENERALLY CONSIDERED BY THIRD-PARTY PRICING VENDORS
--------------------------------------------------------------------------------------------------------------------------------
Corporate debt, government debt, municipal, mortgage-     Reported trade data, broker-dealer price quotations, benchmark yields,
backed and asset-backed securities                        issuer spreads on comparable securities, the credit quality, yield, maturity, and other appropriate factors.

Loans                                                     Information obtained from market participants regarding reported trade data and broker-dealer price quotations.

Event-linked bonds                                        Information obtained from market participants regarding reported trade data and broker-dealer price quotations.

If a market value or price cannot be determined for a security using the methodologies described above, or if, in the "good faith" opinion of the Manager, the market value or price obtained does not constitute a "readily available market quotation," or a significant event has occurred that would materially affect the value of the security the security is fair valued either
(i) by a standardized fair

22 | Oppenheimer Core Bond Fund

Oppenheimer Core Bond Fund
STATEMENT OF INVESTMENTS March 30, 2012* (Unaudited)

valuation methodology applicable to the security type or the significant event as previously approved by the Valuation Committee and the Fund's Board or (ii) as determined in good faith by the Manager's Valuation Committee. The Valuation Committee considers all relevant facts that are reasonably available, through either public information or information available to the Manager, when determining the fair value of a security. Fair value determinations by the Manager are subject to review, approval and ratification by the Fund's Board at its next regularly scheduled meeting covering the calendar quarter in which the fair valuation was determined. Those fair valuation standardized methodologies include, but are not limited to, valuing securities at the last sale price or initially at cost and subsequently adjusting the value based on: changes in company specific fundamentals, changes in an appropriate securities index, or changes in the value of similar securities which may be further adjusted for any discounts related to security-specific resale restrictions. When possible, such methodologies use observable market inputs such as unadjusted quoted prices of similar securities, observable interest rates, currency rates and yield curves. The methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities nor can it be assured that the Fund can obtain the fair value assigned to a security if it were to sell the security.

To assess the continuing appropriateness of security valuations, the Manager, or its third party service provider who is subject to oversight by the Manager, regularly compares prior day prices, prices on comparable securities, and sale prices to the current day prices and challenges those prices exceeding certain tolerance levels with the third party pricing service or broker source. For those securities valued by fair valuations, whether through a standardized fair valuation methodology or a fair valuation determination, the Valuation Committee reviews and affirms the reasonableness of the valuations based on such methodologies and fair valuation determinations on a regular basis after considering all relevant information that is reasonably available.

Classifications

Each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Various data inputs are used in determining the value of each of the Fund's investments as of the reporting period end. These data inputs are categorized in the following hierarchy under applicable financial accounting standards:

   1) Level 1-unadjusted quoted prices in active markets for identical assets or liabilities (including securities actively traded on a securities exchange)

   2) Level 2-inputs other than unadjusted quoted prices that are observable for the asset or liability (such as unadjusted quoted prices for similar assets and market corroborated inputs such as interest rates, prepayment speeds, credit risks, etc.)

   3) Level 3-significant unobservable inputs (including the Manager's own judgments about assumptions that market participants would use in pricing the asset or liability).

The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

The table below categorizes amounts as of March 30, 2012 based on valuation input level:






                                                                   LEVEL 3-
                                LEVEL 1-          LEVEL 2-        SIGNIFICANT
                               UNADJUSTED     OTHER SIGNIFICANT  UNOBSERVABLE
                              QUOTED PRICES   OBSERVABLE INPUTS     INPUTS          VALUE
---------------------------------------------------------------------------------------------
ASSETS TABLE
INVESTMENTS, AT VALUE:
Asset-Backed Securities       $          -   $      119,876,012  $          -  $  119,876,012
Mortgage-Backed Obligations              -          750,504,655             -     750,504,655
U.S. Government Obligations              -           50,130,493             -      50,130,493
Corporate Bonds and Notes                -          532,462,921             -     532,462,921
Investment Company             168,559,404                    -             -     168,559,404
                              ---------------------------------------------------------------
Total Investments, at Value    168,559,404        1,452,974,081             -   1,621,533,485
OTHER FINANCIAL INSTRUMENTS:
Futures margins                    231,316                    -             -         231,316
                              ---------------------------------------------------------------
Total Assets                  $168,790,720   $    1,452,974,081  $          -  $1,621,764,801
                              ---------------------------------------------------------------
LIABILITIES TABLE
OTHER FINANCIAL INSTRUMENTS:
Futures margins               $   (800,853)  $                -  $          -  $     (800,853)
                              ---------------------------------------------------------------
Total Liabilities             $   (800,853)  $                -  $          -  $     (800,853)

23 | Oppenheimer Core Bond Fund

Oppenheimer Core Bond Fund
STATEMENT OF INVESTMENTS March 30, 2012* (Unaudited)

Currency contracts and forwards, if any, are reported at their unrealized appreciation/depreciation at measurement date, which represents the change in the contract's value from trade date. Futures, if any, are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date. All additional assets and liabilities included in the above table are reported at their market value at measurement date.

There have been no significant changes to the fair valuation methodologies of the Fund during the period.

RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS

The Fund's investment objectives not only permit the Fund to purchase investment securities, they also allow the Fund to enter into various types of derivatives contracts, including, but not limited to, futures contracts, forward foreign currency exchange contracts, credit default swaps, interest rate swaps, total return swaps, and purchased and written options. In doing so, the Fund will employ strategies in differing combinations to permit it to increase, decrease, or change the level or types of exposure to market risk factors. Central to those strategies are features inherent to derivatives that make them more attractive for this purpose than equity and debt securities: they require little or no initial cash investment, they can focus exposure on only certain selected risk factors, and they may not require the ultimate receipt or delivery of the underlying security (or securities) to the contract. This may allow the Fund to pursue its objectives more quickly and efficiently than if it were to make direct purchases or sales of securities capable of effecting a similar response to market factors.

MARKET RISK FACTORS. In accordance with its investment objectives, the Fund may use derivatives to increase or decrease its exposure to one or more of the following market risk factors:

    COMMODITY RISK. Commodity risk relates to the change in value of commodities or commodity indexes as they relate to increases or decreases in the commodities market. Commodities are physical assets that have tangible properties. Examples of these types of assets are crude oil, heating oil, metals, livestock, and agricultural products.

    CREDIT RISK. Credit risk relates to the ability of the issuer to meet interest and principal payments, or both, as they come due. In general, lower-grade, higher-yield bonds are subject to credit risk to a greater extent than lower-yield, higher-quality bonds.

    EQUITY RISK. Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market.

    FOREIGN EXCHANGE RATE RISK. Foreign exchange rate risk relates to the change in the U.S. dollar value of a security held that is denominated in a foreign currency. The U.S. dollar value of a foreign currency denominated security will decrease as the dollar appreciates against the currency, while the U.S. dollar value will increase as the dollar depreciates against the currency.

    INTEREST RATE RISK. Interest rate risk refers to the fluctuations in value of fixed-income securities resulting from the inverse relationship between price and yield. For example, an increase in general interest rates will tend to reduce the market value of already issued fixed-income investments, and a decline in general interest rates will tend to increase their value. In addition, debt securities with longer maturities, which tend to have higher yields, are subject to potentially greater fluctuations in value from changes in interest rates than obligations with shorter maturities.

    VOLATILITY RISK. Volatility risk refers to the magnitude of the movement, but not the direction of the movement, in a financial instrument's price over a defined time period. Large increases or decreases in a financial instrument's price over a relative time period typically indicate greater volatility risk, while small increases or decreases in its price typically indicate lower volatility risk.

The Fund's actual exposures to these market risk factors during the period are discussed in further detail, by derivative type, below.

RISKS OF INVESTING IN DERIVATIVES. The Fund's use of derivatives can result in losses due to unanticipated changes in the market risk factors and the overall market. In instances where the Fund is using derivatives to decrease, or hedge, exposures to market risk factors for securities held by the Fund, there are also risks that those derivatives may not perform as expected resulting in losses for the combined or hedged positions.

24 | Oppenheimer Core Bond Fund

Oppenheimer Core Bond Fund
STATEMENT OF INVESTMENTS March 30, 2012* (Unaudited)

Derivatives may have little or no initial cash investment relative to their market value exposure and therefore can produce significant gains or losses in excess of their cost. This use of embedded leverage allows the Fund to increase its market value exposure relative to its net assets and can substantially increase the volatility of the Fund's performance.

Additional associated risks from investing in derivatives also exist and potentially could have significant effects on the valuation of the derivative and the Fund. Typically, the associated risks are not the risks that the Fund is attempting to increase or decrease exposure to, per its investment objectives, but are the additional risks from investing in derivatives. Examples of these associated risks are liquidity risk, which is the risk that the Fund will not be able to sell the derivative in the open market in a timely manner, and counterparty credit risk, which is the risk that the counterparty will not fulfill its obligation to the Fund. Associated risks can be different for each type of derivative and are discussed by each derivative type in the notes that follow.

FUTURES CONTRACTS

A futures contract is a commitment to buy or sell a specific amount of a financial instrument, or currency, at a negotiated price on a stipulated future date. The Fund may buy and sell futures contracts and may also buy or write put or call options on these futures contracts.

Futures contracts traded on a commodities or futures exchange will be valued at the final settlement price or official closing price on the principal exchange as reported by such principal exchange at its trading session ending at, or most recently prior to, the time when the Fund's assets are valued.

Upon entering into a futures contract, the Fund is required to deposit either cash or securities (initial margin) in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses.

Futures contracts are reported on a schedule following the Statement of Investments. Securities held in collateralized accounts to cover initial margin requirements on open futures contracts are noted in the Statement of Investments. Cash held by the broker to cover initial margin requirements on open futures contracts and the receivable and/or payable for the daily mark to market for the variation margin are noted in the Statement of Assets and
Liabilities in the annual and semiannual reports.   The net change in unrealized
appreciation and depreciation is reported in the Statement of Operations in the annual and semiannual reports. Realized gains (losses) are reported in the Statement of Operations in the annual and semiannual reports at the closing or expiration of futures contracts.

The Fund has purchased futures contracts on various bonds and notes to increase exposure to interest rate risk.

The Fund has sold futures contracts on various bonds and notes to decrease exposure to interest rate risk.

During the period ended March 30, 2012, the Fund had an ending monthly average market value of $103,010,695 and $237,339,837 on futures contracts purchased and sold, respectively.

Additional associated risks of entering into futures contracts (and related options) include the possibility that there may be an illiquid market where the Fund is unable to liquidate the contract or enter into an offsetting position and, if used for hedging purposes, the risk that the price of the contract will correlate imperfectly with the prices of the Fund's securities.

RESTRICTED SECURITIES

As of March 30, 2012, investments in securities included issues that are restricted. A restricted security may have a contractual restriction on its resale and is valued under methods approved by the Board of Trustees as reflecting fair value. Securities that are restricted are marked with an applicable footnote on the Statement of Investments. Restricted securities are reported on a schedule following the Statement of Investments.

FEDERAL TAXES. The approximate aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of March 30, 2012 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses.

25 | Oppenheimer Core Bond Fund

Oppenheimer Core Bond Fund
STATEMENT OF INVESTMENTS March 30, 2012* (Unaudited)

Federal tax cost of securities         $ 1,583,406,286
Federal tax cost of other investments     (164,769,830)
                                       ---------------
Total federal tax cost                 $ 1,418,636,456
                                       ===============
Gross unrealized appreciation          $    49,177,324
Gross unrealized depreciation              (13,643,945)
                                       ---------------
Net unrealized appreciation            $    35,533,379
                                       ===============

26 | Oppenheimer Core Bond Fund

ITEM 2. CONTROLS AND PROCEDURES.

    (a) Based on their evaluation of the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 3/30/2012, the registrant's principal executive officer and principal financial officer found the registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934
         (a) is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and
         (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

    (b) There have been no significant changes in the registrant's internal controls over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Exhibits attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer Integrity Funds

By: /s/ William F. Glavin, Jr.
   -----------------------------------
   William F. Glavin, Jr.
   Principal Executive Officer

Date: 5/8/2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ William F. Glavin, Jr.
   ------------------------------------
   William F. Glavin, Jr.
   Principal Executive Officer

Date: 5/8/2012

By: /s/ Brian W. Wixted
   ------------------------------------
   Brian W. Wixted
   Principal Financial Officer

Date: 5/8/2012